As filed with the Securities and Exchange Commission on July 13, 2001

Registration No. 2-29858

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO.                          /   /

POST-EFFECTIVE AMENDMENT NO.                         /   /

                        DAVIS NEW YORK VENTURE FUND, INC.
               On behalf of its series DAVIS NEW YORK VENTURE FUND (Exact Name of Registrant as Specified in Charter)

             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
                    (Address of Principal Executive Offices)
                                  520-434-3771
                         (Registrant's Telephone Number)

                              Thomas D. Tays, Esq.
                        Vice President & General Counsel
                          Davis Selected Advisers, L.P.
             2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
                                  520-434-3771
                     (Name and Address of Agent for Service)

   As soon as practicable after the Registration Statement becomes effective.
                 (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: for Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Davis New York Venture Fund, Inc., on behalf of its series Davis Growth & Income Fund and Prospectus on behalf of its series Davis New York Venture Fund.

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits




                                   FORM N-14
                       DAVIS NEW YORK VENTURE FUND, INC.

Cross Reference Sheet

Part A of Form N-14
Item No. Proxy Statement and Prospectus Heading and/or Title of Document
- -------------------------------------------------------------------------

1.(a)   Cross Reference Sheet
  (b)   Front Cover Page
  (c)   *
2.(a)   *
  (b)   Table of Contents
3.(a)   Comparative Fee Tables
  (b)   Synopsis
  (c)   Principal Risk Factors
4.(a) Synopsis; Approval of the Reorganization; Comparison between Davis Growth & Income Fund and Davis New York Venture Fund; Method of Carrying Out the Reorganization; Additional Information
  (b)   Approval of the Reorganization - Capitalization Table
5 (a)   Prospectus of Davis New York Venture Fund (see Part B);
        Annual Report of Davis New York Venture Fund (see Part B); Semi-Annual Report of Davis New York Venture Fund (see Part B); Statement of Additional Information of Davis New York Venture Fund (see Part B); Synopsis; Comparison Between Davis Growth & Income Fund and Davis New York Venture Fund.
  (b)   *
  (c)   *
  (d)   *
  (e)   Additional Information
  (f)   Additional Information
6 (a) Prospectus of Davis Growth & Income Fund (see Part B); Annual Report of Davis Growth & Income Fund (see Part B); Semi-Annual Report of Davis Growth & Income Fund (see Part B); Statement of Additional Information of Davis Growth & Income Fund(see Part B); Synopsis; Comparison
        Between Davis Growth & Income Fund and Davis New York Venture Fund.
  (b)   Additional Information
  (c)   *
  (d)   *
7 (a)   Introduction; Synopsis
  (b)   *
  (c) Introduction; Synopsis; Comparison Between Davis Growth & Income Fund and Davis New York Venture Fund.
8.(a)   *
  (b)   *
9.  *
Part B of Form N-14

Item No.    Statement of Additional Information Heading

10       Cover Page
11       Table of Contents
12(a)    Statement of Additional  Information  of Davis New York Venture Fund
  (b)*
  (c)*
13(a)    Statement of Additional Information of Davis Growth & Income Fund
  (b)*
  (c)*
14 Shared Statement of Additional Information of Davis New York Venture Fund and Davis Growth & Income Fund, Annual Report of Davis Growth & Income Fund as of 07/31/00; Semi-Annual Report of Davis Growth & Income Fund as of 01/31/01; Annual Report of Davis New York Venture Fund as of 07/31/00; Semi-Annual Report of Davis New York Venture Fund as of 01/31/01.

Part C of Form N-14
Item No. Other Information Heading

15.     Indemnification
16.     Exhibits
17.     Undertakings

----------------
* Not Applicable or negative answer

                           DAVIS GROWTH & INCOME FUND
         Proxy For Special Shareholders Meeting To Be Held __xx__, 2001

The undersigned shareholder of Davis Growth & Income Fund, does hereby appoint Kenneth Eich, Sharra Reed and Thomas Tays, and each of them, as attorneys-in-fact and proxies of the undersigned, with full power of substitution, to attend the Special Meeting of Shareholders of Davis Growth & Income Fund to be held at 3480 E. Britannia Drive, Suite 108, Tucson, Arizona 85706, at 9:00 a.m. Mountain Time on __xx__, 2001, or any adjournments thereof, and to vote the shares held in the name of the undersigned on the record date for said meeting on the Proposal specified below. Said attorneys-in-fact shall vote in accordance with their best judgment as to any other matter.

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS, WHICH RECOMMENDS A VOTE "FOR" THE PROPOSAL BELOW. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED BELOW OR "FOR" THE PROPOSAL IF NO CHOICE IS INDICATED.

Please mark your proxy, sign and date it below and return it promptly in the accompanying envelope, which requires no postage if mailed in the United States.

The Proposal:

To approve an Agreement and Plan of Reorganization between Davis New York Venture Fund and Davis Growth & Income Fund, each an authorized series of Davis New York Venture Fund, Inc., and the transactions contemplated thereby, including: (a) the transfer of substantially all of the assets of Davis Growth & Income Fund to Davis New York Venture Fund in exchange for Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund, (b) the distribution of such shares of Davis New York Venture Fund to the corresponding Class A, Class B, Class C and Class Y shareholders of Davis Growth & Income Fund in liquidation of Davis Growth & Income Fund, and (c) the cancellation of the outstanding shares of Davis Growth & Income Fund.


FOR______         AGAINST______             ABSTAIN_______

Dated: _________________________________, 2001
         (Month)                    (Day)



-----------------------------------------------
Signature(s)



-----------------------------------------------
Signature(s)
Please read both sides of this ballot.

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEARS HEREON. When signing as custodian, attorney, executor, administrator, trustee, etc., please give your full title as such. All joint owners should sign this proxy. If the account is registered in the name of a corporation, partnership or other entity, a duly authorized individual must sign on its behalf and give his or her title.

Dear Davis Growth & Income Fund Shareholder:


As stewards of our shareholders' capital, we are constantly alert to opportunities to better serve their needs and interests. I am writing to you today to let you know about one of those opportunities--a positive change that has been proposed for Davis Growth & Income Fund. After careful consideration, the Board of Directors has determined that it would be in the best interest of shareholders of Davis Growth & Income Fund to reorganize into Davis New York Venture Fund. If the reorganization is approved by shareholders, upon closing all shares of Davis Growth & Income Fund will be exchanged for shares of Davis New York Venture Fund.

A special meeting of shareholders of Davis Growth & Income Fund is scheduled to take place on __xx__, 2001 and we are asking for your participation.

You do not need to attend the meeting to participate. It is important that you take a few minutes to read the enclosed material and vote your shares. You can vote by mailing the enclosed proxy voting card in the postage-paid envelope.


Why does the Board of Directors recommend this change?

After careful review the Directors concluded that the proposed tax free reorganization is in the best interests of shareholders. Both Davis Growth & Income Fund and Davis New York Venture Fund use the Davis Investment Philosophy to invest in the common stock of quality, overlooked growth companies at value prices and to hold them for the long term. Both funds currently own many of the same companies. Davis Growth & Income Fund has been in operation almost three years, and over that time period Davis New York Venture Fund has delivered much stronger investment performance. Because of its substantially larger asset base, Davis New York Venture Fund has lower operating expenses. Although past performance is not predictive of future results, shareholders of Davis Growth & Income Fund would have an opportunity to become shareholders of a fund with a better long-term performance history and lower operating expenses.

The Board also considered that the proposed reorganization would be a tax-free reorganization, and there would be no sales charge imposed in effecting the reorganization.

How Can Shareholders Vote their Shares?

Voting your shares is easy and will only take a few minutes. Mark your votes on the enclosed proxy card, sign your name exactly as it appears on your latest account statement. Be sure to date and mail your vote using the postage-paid envelope provided.

If you have questions on any part of this document, please call Davis Funds Shareholder Services at
1-800-279-2279. A customer service representative will be pleased to assist you with any questions or instructions on how to vote your shares.

The information on these pages is only a summary. Before you vote, please read the following proxy statement.

It's important to vote as soon as you can.


Sincerely,


Christopher C. Davis
President

__xx__, 2001

                      DAVIS GROWTH & INCOME FUND 2949 East
                 Elvira Road, Suite 101, Tucson, Arizona 85706
                                 1.800.279.0279

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON ___XX____, 2001

To the Shareholders of Davis Growth & Income Fund:

A Special Meeting of the Shareholders of Davis Growth & Income Fund, a series of Davis New York Venture Fund, Inc., a registered management investment company, is scheduled be held at 3480 East Britannia Drive Suite 108, Tucson, Arizona 85706, at 9 a.m. Mountain Standard Time on ___xx___, 2001, or any adjournments thereof (the "Meeting"), for the following purposes:

1. To approve an Agreement and Plan of Reorganization between Davis Growth & Income Fund and Davis New York Venture Fund, each an authorized series of Davis New York Venture Fund, Inc., and the transactions contemplated thereby, including (a) the transfer of substantially all the assets of Davis Growth & Income Fund to Davis New York Venture Fund in exchange for Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund, (b) the distribution of such shares of Davis New York Venture Fund to the corresponding Class A, Class B, Class C and Class Y shareholders of Davis Growth & Income Fund in liquidation of Davis Growth & Income Fund , and (c) the cancellation of the outstanding shares of Davis Growth & Income Fund (the "Proposal").

2. To act upon such other matters as may properly come before the Meeting.

Shareholders of record at the close of business on __xx__, 2001, are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the Proxy Statement and Prospectus. Please read it carefully before telling us, through your proxy or in person, how you wish your shares to be voted. The Board of Directors of Davis Growth & Income Fund, an authorized series of Davis New York Venture Fund, Inc., recommends a vote in favor of the Proposal. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of Directors,

Thomas Tays, Secretary

__xx__, 2001

- ----------------------------------------------------------------------
Shareholders who do not expect to attend the Meeting are requested to indicate voting instructions on the enclosed proxy and to sign, date and return it in the accompanying postage-paid envelope. To avoid unnecessary duplicate mailings, we ask your cooperation in promptly mailing your proxy no matter how large or small your holdings may be.

                         PROXY STATEMENT AND PROSPECTUS
                                  __XX__, 2001

                  Relating to the acquisition of the assets of

                           DAVIS GROWTH & INCOME FUND

                             by and in exchange for
                Class A, Class B, Class C and Class Y shares of

                          DAVIS NEW YORK VENTURE FUND

     Both funds are authorized series of Davis New York Venture Fund, Inc.
            2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
                                 1-800-270-0279

            SPECIAL MEETING OF SHAREHOLDERS TO BE HELD __XX__, 2001


This Proxy Statement of Davis Growth & Income Fund solicits proxies from Davis Growth & Income Fund shareholders ("Shareholders") to be voted at a special meeting of Shareholders to approve the Agreement and Plan of Reorganization (the "Reorganization Agreement") and the transactions contemplated thereby (the "Reorganization") between Davis Growth & Income Fund and Davis New York Venture Fund.

This Proxy Statement also constitutes a prospectus of Davis New York Venture Fund included in a registration statement (the "Registration Statement") filed by Davis New York Venture Fund, Inc., with the Securities and Exchange Commission (the "SEC"). The Registration Statement registers Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund to be offered to Shareholders pursuant to the Reorganization Agreement in exchange for the net assets of Davis Growth & Income Fund.

This Proxy Statement and Prospectus sets forth information about Davis New York Venture Fund and the Reorganization that shareholders of Davis Growth & Income Fund should know before voting on the proposed Reorganization. A copy of the most recent prospectus for Davis New York Venture Fund, dated December 1, 2000, is enclosed and incorporated herein by reference. Shareholders owning Class A, B, or C shares will receive a Class A, B, C prospectus. Shareholders owning Class Y shares will receive a Class Y prospectus. A prospectus for Davis Growth & Income Fund, dated December 1, 2000, and amended June 18, 2001, and a Statement of Additional Information (Davis Growth & Income Fund and Davis New York Venture Fund share a single Statement of Additional Information) dated December 1, 2000, and amended July 23, 2001, have been filed with the SEC and are available without charge by calling Davis Funds Shareholder Services at 1-800-279-0279.

A Statement of Additional Information relating to the Reorganization described in this Proxy Statement and Prospectus, dated __xx__, 2001 ("Proxy/Prospectus Statement of Additional Information") has been filed with the SEC as part of the Registration Statement, and is incorporated herein by reference. You may obtain a copy of the Proxy/Prospectus Statement of Additional Information without charge by calling Davis Funds Shareholder Services at 1-800-279-0279. The Proxy/Prospectus Statement of Additional Information includes the following documents: (i) Davis New York Venture Fund's current prospectus for Class A, B and C shares and current prospectus for Class Y shares; (ii) Davis Growth & Income Fund's current prospectus for Class A, B and C shares and current prospectus for Class Y shares; (iii) Davis New York Venture Fund's and Davis Growth & Income Fund's shared Statement of Additional Information dated December 1, 2001, as amended July 23, 2001; (iv) Davis New York Venture Fund Annual Report as of July 31, 2000, and Semi-Annual Report as of January 31, 2001; and (v) Davis Growth & Income Fund Annual Report as of July 31, 2000, and Semi-Annual Report as of January 31, 2001.

If Shareholders vote to approve the Reorganization Agreement, they would receive, as of the Valuation Date (defined in the Proxy Statement and Prospectus), shares of Davis New York Venture Fund equal in value to their investment in the same Class of shares of Davis Growth & Income Fund. Davis Growth & Income Fund then would be liquidated. Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Proxy Statement and Prospectus is dated __xx__, 2001.

                               TABLE OF CONTENTS
                         PROXY STATEMENT AND PROSPECTUS

TOPIC                                                                     PAGE
-----                                                                     ----
Introduction.................................................................5
     General.................................................................5
     How To Vote.............................................................6
     Costs of the Solicitation and the Reorganization........................7
     Record Date; Vote Required; Share Information...........................9
Comparative Fee Tables.......................................................9
Synopsis....................................................................13
     Purpose of the Meeting.................................................13
     Parties to the Reorganization..........................................13
     Shares to be Issued....................................................14
     The Reorganization.....................................................14
     Reasons for the Reorganization.........................................15
     Tax Consequences of the Reorganization.................................15
     Investment Objectives and Strategies; Other Fund Information ..........15
     Management and Rule 12b-1 Distribution Plan Fees.......................15
     Purchases, Exchanges and Redemptions...................................15
Principal Risk Factors......................................................18
Approval of the Reorganization (The Proposal)...............................20
     Reasons for the Reorganization.........................................21
     The Reorganization.....................................................22
     Tax Aspects of the Reorganization......................................24
     Capitalization Tables (Unaudited)......................................25
Comparison between Davis Growth & Income Fund
     and Davis New York Venture Fund........................................25
     Investment Objectives and Strategies...................................25
     Principal Investments..................................................25
     Other Investment Techniques and Strategies.............................27
     Investment Restrictions................................................27
     Description of Brokerage Practices.....................................27
     Expense Ratios and Performance.........................................29
     Shareholder Services...................................................30
     Rights of Shareholders.................................................31
     Organization and History...............................................32
     Management and Distribution Arrangements...............................32
     Purchase of Additional Shares..........................................34
     Dividends and Distributions............................................34
Method of Carrying Out the Reorganization...................................35
Additional Information......................................................37
     Financial Information..................................................37
     Public Information.....................................................37
Other Business..............................................................38

EXHIBIT A - Other Investment Techniques and Strategies, ...................A-1
EXHIBIT B - Investment Restrictions, ......................................B-1
EXHIBIT C - Agreement and Plan of Reorganization by and between
     Davis New York Venture Fund and Davis Growth & Income Fund,
     each an authorized series of Davis New York Venture Fund, Inc., ......C-1
EXHIBIT D - Average Annual Total Returns for the Funds, ...................D-1
EXHIBIT E - Performance Graphs for Davis New York Venture Fund, ...........E-1
ENCLOSURES - Prospectus of Davis New York Venture Fund, December 1, 2000, as amended July 23, 2001

                         PROXY STATEMENT AND PROSPECTUS
                                  __XX__, 2001

                  Relating to the acquisition of the assets of

                           DAVIS GROWTH & INCOME FUND

                             by and in exchange for
                Class A, Class B, Class C and Class Y shares of

                          DAVIS NEW YORK VENTURE FUND

     Both funds are authorized series of Davis New York Venture Fund, Inc.
            2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
                                 1-800-270-0279

            SPECIAL MEETING OF SHAREHOLDERS TO BE HELD __XX__, 2001

                                  INTRODUCTION

General

This Proxy Statement and Prospectus is being furnished to the shareholders of Davis Growth & Income Fund, an authorized series of Davis New York Venture Fund, Inc., a registered management investment company, in connection with the solicitation by its Board of Directors (the "Board") of proxies to be voted at the Special Meeting of Shareholders of Davis Growth & Income Fund to be held at 3480 East Britannia Drive Suite 108, Tucson Arizona 85706, at 9 a.m. Mountain Standard Time on __xx__, 2001, or at any adjournments thereof ("Meeting"). It is expected that the mailing of this Proxy Statement and Prospectus will commence on or about __xx__, 2001.

At the Meeting, shareholders of Davis Growth & Income Fund will be asked to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") between Davis Growth & Income Fund and Davis New York Venture Fund, each an authorized series of Davis New York Venture Fund, Inc., and the transactions contemplated thereby (the "Reorganization"), including: (a) the transfer of substantially all the assets of Davis Growth & Income Fund to Davis New York Venture Fund in exchange for Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund, (b) the distribution of such shares of Davis New York Venture Fund to the corresponding Class A, Class B, Class C and Class Y shares shareholders of Davis Growth & Income Fund in liquidation of Davis Growth & Income Fund, and (c) the cancellation of the outstanding shares of Davis Growth & Income Fund. A copy of the Reorganization Agreement is attached hereto as Exhibit C and is incorporated by reference herein.

Davis New York Venture Fund currently offers Class A, Class B, Class C and Class Y shares. Class A shares generally are sold with a sales charge imposed at the time of purchase. There is no initial sales charge on purchases of Class B or Class C shares; however, a contingent deferred sales charge ("CDSC") may be imposed, depending on when the shares are sold. Class Y shares are sold only to certain institutional investors and without a sales charge. The Class A, Class B, Class C and Class Y shares offered in this Proxy Statement and Prospectus and issued pursuant to the Reorganization would be issued at net asset value without a sales charge, and no contingent deferred sales charge would be imposed on any Davis Growth & Income Fund shares exchanged in the Reorganization. However, any contingent deferred sales charge that applies to Davis Growth & Income Fund shares at the time of the Reorganization would continue to apply to Davis New York Venture Fund shares received in the Reorganization. Additional information with respect to the fees and expenses charged by Davis New York Venture Fund is set forth herein, in the prospectus of Davis New York Venture Fund accompanying this Proxy Statement and Prospectus and in the Proxy/Prospectus Statement of Additional Information, both of which are incorporated herein by reference.

How To Vote

Shareholders are requested to vote by mail. complete, date, sign and promptly return the enclosed proxy card in the accompanying envelope. If you properly execute and return your proxy card prior to the meeting, your shares will be voted in accordance with the instructions marked on the proxy card. If no instructions are marked on the proxy card, the proxies will be voted FOR the reorganization described in this proxy statement.

The Directors do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment. If you object to our voting other matters on your behalf, please tell us so in writing before the meeting.

You may revoke your proxy at any time prior to its exercise by voting in person at the meeting or by submitting, before the meeting, written notice of revocation or a later-dated proxy.

Shares owned of record by broker-dealers for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers. If no instructions are received, and the broker-dealer does not have discretionary power to vote such street account shares under applicable stock exchange rules, the shares represented thereby would be considered to be present at the Meeting for purposes of determining the quorum, but would have the same effect as a vote "against" the proposed Reorganization. If a shareholder executes and returns a proxy but fails to indicate how the votes should be cast, the proxy would be voted in favor of the Reorganization.

Costs of the Solicitation and the Reorganization

IMPORTANT SERVICE PROVIDERS

ADVISER. Davis Selected Advisers, L.P.
SUB-ADVISER. Davis Selected Advisers - NY, Inc.
PRINCIPAL UNDERWRITER. Davis Distributors, LLC
INDEPENDENT ACCOUNTANTS. KPMG LLC
COUNSEL. D'Ancona & Pflaum
CUSTODIAN. State Street Bank
TRANSFER AGENT. Boston Financial Data Services

The address for Davis Selected Advisers, L.P., and Davis Distributors, LLC, is:
2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. The address for Davis Selected Advisers - NY, Inc., is: 609 Fifth Avenue, New York, New York 10017.


Davis Growth & Income Fund has retained D.F. King & Co., Inc., a proxy solicitation firm, to assist in the solicitation of proxies. The cost of these services will depend upon the amount and types of services rendered. The expenses of solicitation, and the costs of preparing, printing and mailing this Proxy Statement and Prospectus, will be borne by Davis Growth & Income Fund. Any documents such as existing prospectuses or annual reports that are included in that mailing will be a cost of the particular fund issuing the document.

Davis Growth & Income Fund also will reimburse certain parties for their expenses in forwarding proxy materials to beneficial owners of fund shares.

In addition to the solicitation of proxies by mail, proxies may be solicited by officers of Davis Growth & Income Fund or officers and employees of Davis Selected Advisers, L.P., (the "Adviser") or its affiliates, personally or by telephone or other electronic means; any expenses so incurred would be borne by the Adviser.

With respect to the Reorganization, the cost of printing and mailing the proxies and proxy statements will be borne by Davis Growth & Income Fund. Any documents, such as existing prospectuses or annual reports, that are included in that mailing will be a cost of the Fund issuing the document. Any other out-of-pocket expenses of Davis New York Venture Fund and Davis Growth & Income Fund associated with this reorganization, including legal, accounting and transfer agent expenses, will be borne by Davis Growth & Income Fund and Davis New York Venture Fund, respectively, in the amounts so incurred by each, or, if named collectively by both Funds, will be shared equally.


Record Date; Vote Required; Share Information

The Board has fixed the close of business on __xx__, 2001, as the record date ("Record Date") for the determination of shareholders entitled to notice of, and to vote at, the Meeting. The affirmative vote of a majority of Davis Growth & Income Fund's outstanding voting power, is required to approve the proposed Reorganization. The holder of each full share of Davis Growth & Income Fund outstanding as of the close of business on the record date is entitled to one vote for each dollar of net asset value and each fractional share is entitled to a proportionate share of one vote for each dollar of net asset value on each matter properly submitted at the meeting. Only shareholders of Davis Growth & Income Fund will vote on the Reorganization. The vote of shareholders of Davis New York Venture Fund is not being solicited.

At the close of business on the Record Date the following votes were outstanding:

                            TOTAL VOTES OUTSTANDING
                            -----------------------
FUND NAME             CLASS A     CLASS B      CLASS C    CLASS Y       TOTAL
---------             -------     -------      -------    -------       -----
Davis New York
     Venture Fund        Xx        Xx           Xx           Xx         Xx
Davis Growth
     & Income Fund       Xx        Xx           Xx           Xx         Xx

The presence in person or by proxy of shareholders entitled to cast a majority of the Davis Growth & Income Fund's votes at the Meeting constitutes a quorum for the transaction of business at the Meeting. To the knowledge of Davis New York Venture Fund and Davis Growth & Income Fund, only those persons listed in the following table, own of record or beneficially 5% or more of any Class of shares issued by either fund as of the Record Date.

SHAREHOLDERS OWNING MORE THAN 5% OF SHARES OF ANY CLASS

                                              % OF CLASS          NUMBER OF
NAME AND ADDRESS OF SHAREHOLDER               OUTSTANDING        SHARES OWNED
-------------------------------               -----------        ------------

DAVIS NEW YORK VENTURE FUND - CLASS A SHARES

DAVIS NEW YORK VENTURE FUND - CLASS B SHARES

DAVIS NEW YORK VENTURE FUND - CLASS C SHARES

DAVIS NEW YORK VENTURE FUND - CLASS Y SHARES

DAVIS GROWTH & INCOME FUND - CLASS A SHARES

DAVIS GROWTH & INCOME FUND - CLASS B SHARES

DAVIS GROWTH & INCOME FUND - CLASS C SHARES

DAVIS GROWTH & INCOME FUND - CLASS Y SHARES

In addition, as of the Record Date, Officers and Directors owned the following percentages of each Class of shares issued by the funds:

                                 Class A      Class B      Class C     Class Y
Davis New York Venture Fund        *             *            *           *
Davis Growth & Income Fund           xx%         *            *           *

* Indicates that officers and directors as a group owned less than 1% of the outstanding shares of the indicated Class of shares.


                             COMPARATIVE FEE TABLES

Davis Growth & Income Fund and Davis New York Venture Fund each pay a variety of expenses directly for management of their assets and business affairs, distribution of their shares and other services. Those expenses are subtracted from each fund's assets to calculate each fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand and compare the fees and expenses related to owning shares of Davis Growth & Income Fund with the fees and expenses related to owning shares of Davis New York Venture Fund. The pro forma expenses of the surviving Davis New York Venture Fund show what the fees and expenses are expected to be after giving effect to the Reorganization.

SHAREHOLDER FEES (CHARGES PAID DIRECTLY FROM A SHAREHOLDER'S INVESTMENT):*


                                     CLASS A      CLASS B   CLASS C    CLASS Y
                                      SHARES       SHARES    SHARES    SHARES
                                      ------       ------    ------    ------
Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
  price)                               4.75%        None     None        None
Maximum Deferred Sales Charge (Load)
 Imposed on Redemptions (as a
 percentage of the lesser of the
 net asset value of the shares
 redeemed or the total cost
 of such shares)                       0.75%        4.00%   1.00%        None
Maximum Sales Charge (Load)
 Imposed on Reinvested Dividends        None         None    None        None
Exchange Fee                            None         None    None        None

* Both Davis Growth & Income Fund shareholders and Davis New York Venture Fund shareholders pay the same direct expenses. There will be no additional sales charges or deferred sales charges incurred due to the reorganization.

FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS):

Shown following are the unaudited expenses for both funds for the 6-month period ended January 31, 2001, and pro forma expense information (as an estimate of operating expenses) for Davis New York Venture Fund after giving effect to the Reorganization. Expenses may vary in future years. All amounts shown are a percentage of net assets of each class of shares of the funds. "Other expenses" include the transfer agent fees, custodial expenses and any accounting and legal expenses either fund pays.

                                                                                        PRO FORMA DAVIS
                                                                                          NEW YORK
CLASS A OPERATING EXPENSES              DAVIS GROWTH &             DAVIS NEW YORK       VENTURE FUND (POST
(% OF AVERAGE DAILY NET ASSETS)          INCOME FUND               VENTURE FUND         REORGANIZATION)
-------------------------------          -----------               ------------         ---------------
Management Fees                           0.xx%                      0.xx%                    0.xx%
Distribution and Service (12b-1) Fees     0.xx%                      0.xx%                    0.xx%
Other Expenses                            0.xx%                      0.xx%                    0.xx%
Total Annual Operating Expenses           0.xx%                      0.xx%                    0.xx%

                                                                                        PRO FORMA DAVIS
                                                                                          NEW YORK
CLASS A OPERATING EXPENSES              DAVIS GROWTH &             DAVIS NEW YORK       VENTURE FUND (POST
(% OF AVERAGE DAILY NET ASSETS)          INCOME FUND               VENTURE FUND         REORGANIZATION)
-------------------------------          -----------               ------------         ---------------
Management Fees                           0.xx%                      0.xx%                    0.xx%
Distribution and Service (12b-1) Fees     0.xx%                      0.xx%                    0.xx%
Other Expenses                            0.xx%                      0.xx%                    0.xx%
Total Annual Operating Expenses           0.xx%                      0.xx%                    0.xx%

                                                                                        PRO FORMA DAVIS
                                                                                          NEW YORK
CLASS B OPERATING EXPENSES              DAVIS GROWTH &             DAVIS NEW YORK       VENTURE FUND (POST
(% OF AVERAGE DAILY NET ASSETS)          INCOME FUND               VENTURE FUND         REORGANIZATION)
-------------------------------          -----------               ------------         ---------------
Management Fees                           0.xx%                      0.xx%                    0.xx%
Distribution and Service (12b-1) Fees     0.xx%                      0.xx%                    0.xx%
Other Expenses                            0.xx%                      0.xx%                    0.xx%
Total Annual Operating Expenses           0.xx%                      0.xx%                    0.xx%

                                                                                        PRO FORMA DAVIS
                                                                                          NEW YORK
CLASS C OPERATING EXPENSES              DAVIS GROWTH &             DAVIS NEW YORK       VENTURE FUND (POST
(% OF AVERAGE DAILY NET ASSETS)          INCOME FUND               VENTURE FUND         REORGANIZATION)
-------------------------------          -----------               ------------         ---------------
Management Fees                           0.xx%                      0.xx%                    0.xx%
Distribution and Service (12b-1) Fees     0.xx%                      0.xx%                    0.xx%
Other Expenses                            0.xx%                      0.xx%                    0.xx%
Total Annual Operating Expenses           0.xx%                      0.xx%                    0.xx%

                                                                                        PRO FORMA DAVIS
                                                                                          NEW YORK
CLASS Y OPERATING EXPENSES              DAVIS GROWTH &             DAVIS NEW YORK       VENTURE FUND (POST
(% OF AVERAGE DAILY NET ASSETS)          INCOME FUND               VENTURE FUND         REORGANIZATION)
-------------------------------          -----------               ------------         ---------------
Management Fees                           0.xx%                      0.xx%                    0.xx%
Distribution and Service (12b-1) Fees     0.xx%                      0.xx%                    0.xx%
Other Expenses                            0.xx%                      0.xx%                    0.xx%
Total Annual Operating Expenses           0.xx%                      0.xx%                    0.xx%

EXAMPLES:

The examples that follow are intended to help you compare the cost of investing in each fund. These examples assume that you invest $10,000 in a class of shares of Davis Growth & Income Fund, Davis New York Venture Fund or Davis New York Venture Fund, after giving effect for the Reorganization for the time periods indicated and assuming that you reinvest your dividends and distributions.

The first example assumes that you redeem all shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class' operating expenses remain the same as in the previous tables. Your actual costs may be higher or lower because expenses would vary over time. Based on these assumptions, the expenses would be as follows:

DAVIS GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDING 01/31/01

IF YOU SELL YOUR SHARES IN...                  1 YEAR     5 YEARS      10 YEARS
-----------------------------                  ------     -------      --------
CLASS A SHARES                                   $xxx      $xxx          $xxx
CLASS B SHARES                                   $xxx      $xxx          $xxx
CLASS C SHARES                                   $xxx      $xxx          $xxx
CLASS Y SHARES                                   $xxx      $xxx          $xxx


IF YOU STILL HOLD YOUR SHARES AFTER...         1 YEAR     5 YEARS      10 YEARS
-----------------------------                  ------     -------      --------
CLASS A SHARES                                   $xxx      $xxx          $xxx
CLASS B SHARES                                   $xxx      $xxx          $xxx
CLASS C SHARES                                   $xxx      $xxx          $xxx
CLASS Y SHARES                                   $xxx      $xxx          $xxx


* Class B shares' expenses for the 10-year period include two years of Class A shares' expenses, since Class B shares automatically convert to Class A shares after eight years.

DAVIS NEW YORK VENTURE FUND
SIX-MONTH PERIOD ENDING 01/31/01

IF YOU SELL YOUR SHARES IN...                  1 YEAR     5 YEARS      10 YEARS
-----------------------------                  ------     -------      --------
CLASS A SHARES                                   $xxx      $xxx          $xxx
CLASS B SHARES                                   $xxx      $xxx          $xxx
CLASS C SHARES                                   $xxx      $xxx          $xxx
CLASS Y SHARES                                   $xxx      $xxx          $xxx


IF YOU STILL HOLD YOUR SHARES AFTER...         1 YEAR     5 YEARS      10 YEARS
-----------------------------                  ------     -------      --------
CLASS A SHARES                                   $xxx      $xxx          $xxx
CLASS B SHARES                                   $xxx      $xxx          $xxx
CLASS C SHARES                                   $xxx      $xxx          $xxx
CLASS Y SHARES                                   $xxx      $xxx          $xxx

* Class B shares' expenses for the 10-year period include two years of Class A shares' expenses, since Class B shares automatically convert to Class A shares after eight years.

PRO FORMA DAVIS NEW YORK VENTURE FUND (POST-REORGANIZATION)
SIX-MONTH PERIOD ENDING 01/31/01

IF YOU SELL YOUR SHARES IN...                  1 YEAR     5 YEARS      10 YEARS
-----------------------------                  ------     -------      --------
CLASS A SHARES                                   $xxx      $xxx          $xxx
CLASS B SHARES                                   $xxx      $xxx          $xxx
CLASS C SHARES                                   $xxx      $xxx          $xxx
CLASS Y SHARES                                   $xxx      $xxx          $xxx


IF YOU STILL HOLD YOUR SHARES AFTER...         1 YEAR     5 YEARS      10 YEARS
-----------------------------                  ------     -------      --------
CLASS A SHARES                                   $xxx      $xxx          $xxx
CLASS B SHARES                                   $xxx      $xxx          $xxx
CLASS C SHARES                                   $xxx      $xxx          $xxx
CLASS Y SHARES                                   $xxx      $xxx          $xxx

* Class B shares' expenses for the 10-year period include two years of Class A shares' expenses, since Class B shares automatically convert to Class A shares after eight years.

In the examples where the shares are redeemed, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charge. In the examples where the shares are not redeemed, the Class A expenses include the sales charge, but Class B and Class C expenses do not include the contingent deferred sales charges.


                                    SYNOPSIS

The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus and presents key considerations for shareholders of Davis Growth & Income Fund to assist them in determining whether to approve the Reorganization. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this Proxy Statement and Prospectus and by the Reorganization Agreement, which is Exhibit C attached hereto. Shareholders should carefully review this Proxy Statement and Prospectus and the Reorganization Agreement in their entirety and, in particular, the current prospectus of Davis New York Venture Fund that accompanies this Proxy Statement and Prospectus and is incorporated herein by reference.

Purpose of the Meeting

At the Meeting, shareholders of Davis Growth & Income Fund will be asked to approve the Reorganization.

Parties to the Reorganization

Both Davis Growth & Income Fund and Davis New York Venture Fund are authorized series of Davis New York Venture Fund, Inc., which was organized in 1968 as a

Maryland corporation. Both Davis Growth & Income Fund and Davis New York Venture Fund are diversified, open-end mutual funds. Both funds are governed by the same Articles of Incorporation and By-Laws and are under the direction of their Board of Directors. Davis New York Venture Fund, Inc. is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

The Adviser serves as investment adviser for both funds and is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Christopher Davis and Andrew Davis serve as portfolio managers of Davis Growth & Income Fund while Christopher Davis and Kenneth Feinberg serve as portfolio managers of Davis New York Venture Fund..

Shares to be Issued

Shareholders of Davis Growth & Income Fund who own Class A, Class B, Class C or Class Y shares would receive Class A, Class B, Class C or Class Y shares, respectively, of Davis New York Venture Fund in exchange for their Davis Growth & Income Fund shares. The voting rights of shares of each fund are discussed below in "Rights of Shareholders."

The Reorganization

The Reorganization Agreement provides for the transfer of substantially all the assets of Davis Growth & Income Fund to Davis New York Venture Fund in exchange for Class A, Class B, Class C or Class Y shares of Davis New York Venture Fund. The aggregate net asset value of Davis New York Venture Fund issued in the Reorganization would equal the value of the assets of Davis Growth & Income Fund received by Davis New York Venture Fund. In conjunction with the Closing (as defined below) of the Reorganization, presently scheduled for __xx__, 2001, Davis Growth & Income Fund would distribute the shares of Davis New York Venture Fund received by Davis Growth & Income Fund on the Closing Date (as defined below) to holders of Class A, Class B, Class C or Class Y shares of Davis Growth & Income Fund, respectively. As a result of the Reorganization, Class A, Class B, Class C or Class Y Davis Growth & Income Fund shareholders would receive the number of full and fractional Class A, Class B, Class C or Class Y Davis New York Venture Fund shares that equals in value their respective pro rata interests in the assets transferred to Davis New York Venture Fund as of the Valuation Date (as defined below).

The Board of Directors of Davis New York Venture Fund, Inc., oversees both Davis Growth & Income Fund and Davis New York Venture Fund. The Board has determined that participation in the transaction is in the best interests of Davis Growth & Income Fund and that the interests of existing Davis Growth & Income Fund shareholders would not be diluted as a result of the Reorganization. For the reasons set forth below under "Approval or Disapproval of the Reorganization - Reasons for the Reorganization," the Board, including the directors who are not "interested persons" of Davis New York Venture Fund, Inc. (the "Independent Directors"), as that term is defined in the Investment Company Act of 1940 as amended ("1940 Act"), has concluded that the

Reorganization is in the best interests of Davis Growth & Income Fund and its shareholders and recommends approval of the Reorganization by Davis Growth & Income Fund shareholders. The Board of Directors also found that participation in the transaction is in the best interests of Davis New York Venture Fund and that the interests of existing Davis New York Venture Fund shareholders would not be diluted as a result of the Reorganization. If the Reorganization is not approved, Davis Growth & Income Fund would continue in existence and the Board would determine whether to pursue alternative actions.

Reasons for the Reorganization

On June 12, 2001, the Adviser proposed to the Board that Davis Growth & Income Fund be merged into Davis New York Venture Fund as a means of improving investment performance and reducing operating expenses. Shareholders of Davis Growth & Income Fund would become shareholders of a substantially larger fund advised by the same investment adviser with a similar emphasis of investing in the common stock of quality, overlooked growth companies at value prices and holding them for the long term. The Board also considered the fact that Davis New York Venture Fund has enjoyed better investment performance and has lower overall operating expenses. The Board also considered that the Reorganization would be a tax-free reorganization, and there would be no sales charge imposed in effecting the Reorganization. In addition, due to the relatively moderate costs of the reorganization, the Board concluded that neither fund would experience dilution as a result of the Reorganization.

Tax Consequences of the Reorganization

In the opinion of KPMG LLP, tax adviser for both funds, the Reorganization would qualify as a tax-free reorganization for federal income tax purposes. As a result, it is expected that no gain or loss would be recognized by either fund, or by the shareholders of either fund, as a result of the Reorganization for federal income tax purposes. For further information about the tax consequences of the Reorganization, see "Approval of the Reorganization - Tax Aspects of the Reorganization" below.

Investment Objectives and Strategies; Other Fund Information

Davis New York Venture Fund's investment objective is growth of capital. The fund invests principally in common stock of U.S. companies with market capitalizations of at least $5 billion. Davis New York Venture Fund's portfolio managers seek to purchase common stock of quality, overlooked growth companies at value prices and to hold them for the long term.

Davis Growth & Income Fund's investment objectives are capital growth and income. Ordinarily, most of the fund's assets are invested in the common stock of quality, overlooked growing companies purchased at value prices. Davis Growth & Income Fund also invests a portion of its portfolio in real estate securities and convertible securities.

While the two funds do not have identical investment objectives, both funds are managed using the Davis Investment Philosophy, both have identical fundamental investment policies, and both hold many of the same securities. As of January 31, 2001, Davis New York Venture Fund had invested 92.10% of its total assets in common stock (including 0.58% in real estate securities) and 0.22% in preferred stock. As of January 31, 2001, Davis Growth & Income Fund had invested 85.89% of its total assets in common stock (including 11.63% in real estate securities), 6.96% in preferred stock and 1.78% in convertible bonds. In the current market environment, current income has not been a significant contributor to Davis Growth & Income Fund's investment performance.

Management and Rule 12b-1 Distribution Plan Fees

Both funds obtain investment management services from the Adviser pursuant to the terms of a single management agreement with separate fee schedules for each fund. The management fee payable to the Adviser is computed on the net asset value of each fund as of the close of business each day and is payable monthly.

The Davis New York Venture Fund pays the Adviser a fee at an annual rate based on average net assets, as follows: 0.75% on the first $250 million; 0.65% on the next $250 million; 0.55% on the next $2.5 billion; 0.54% on the next $1 billion; 0.53% on the next $1 billion; 0.52% on the next $1 billion; 0.51% on the next $1 billion; and 0.50% of average net assets in excess of $7 billion. Davis New York Venture Fund's management fee for the fiscal year ended July 31, 2000 was 0.52% of average annual net assets for each class of shares.

The Davis Growth & Income Fund pays the Adviser a fee at an annual rate based on average net assets, as follows: 0.75% on the first $250 million; 0.65% on the next $250 million; 0.55% on total net assets over $500 million. Davis Growth & Income Fund's management fee for the fiscal year ended July 31, 2000 was 0.75% of average annual net assets for each class of shares.

The effective management fee for Davis New York Venture Fund is lower than the effective management fee for Davis Growth & Income Fund because of Davis New York Venture Fund's substantially larger net assets and the existence of additional break-points that reduce the effective fee as net assets increase.

Both funds have adopted the same Rule 12b-1 Distribution Plans for Class A shares. The Rule 12b-1 Distribution Plan provides for the reimbursement to Davis Distributors, LLC ("the Distributor") for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares of the respective funds. Under the plan, payment is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the respective funds. The Distributor currently uses those fees primarily to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares of the respective funds.

Both funds have adopted the same Rule 12b-1 Distribution Plans for Class B and Class C shares. The Class B and Class C plans for provide for the Distributor to be compensated for its services at a rate not to exceed 1.25%. The funds each paid rates which did not exceed 1.00% in fiscal year ended July 31, 2000:
(i) to pay the Distributor commissions in respect of shares sold at any time after the inception of the plan, all or any part of which may be or may have been reallowed or otherwise paid to others; and (ii) to enable the Distributor to pay or to have paid to others who sell the Company's shares a maintenance or service fee. The Rule 12b-1 Distribution Plans for Class B and Class C shares are intended to compensate and reimburse the Distributor for its services and costs in connection with the distribution of Class B and Class C shares and the personal service and maintenance of shareholder accounts. All fee amounts are computed on the average annual net assets of the class determined as of the close of each regular business day of each fund.

Purchases, Exchanges and Redemptions

Both funds are part of the Davis Funds complex of mutual funds. The procedures for purchases, exchanges and redemptions of shares of the funds are identical. Shares of either fund may be exchanged for shares of the same class of other Davis Funds.

Both funds have a maximum initial sales charge of 4.75% on Class A shares, which is decreased for larger purchases. Investors who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a sales charge of up to 1.00% if the shares are sold within the first year after purchase. Class B shares of the funds are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC") on redemption depending on the length of time the shares are held. The CDSC begins at 4% for shares sold in the first year and declines to 1% in the sixth year and is eliminated after the sixth year. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within the first year after purchase, a CDSC of 1.0% would be deducted.

Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund received in the Reorganization would be issued at net asset value and without a sales charge. Also, no CDSC would be imposed on any Davis Growth & Income Fund shares exchanged for Davis New York Venture Fund shares as a result of the Reorganization. However, any CDSC and associated holding period that previously applied to Davis Growth & Income Fund shares would continue to apply to Davis New York Venture Fund shares received in the Reorganization. Services available to shareholders of either fund include the purchase and redemption of shares through Davis Direct Access (an automated telephone system), telephone redemptions and exchanges by telephone into the same Class of shares in other Davis Funds and reinvestment privileges. Please see "Shareholder Services" and each fund's prospectus for further information.

                             PRINCIPAL RISK FACTORS

In evaluating whether to approve the Reorganization and invest in Davis New York Venture Fund, shareholders of Davis Growth & Income Fund should carefully consider the following risk factors, the other information set forth in this Proxy Statement and Prospectus and the more complete description of risk factors set forth in the documents incorporated by reference herein, including the prospectuses of the funds and their shared Statement of Additional Information.

The funds have different stated investment objectives but operate with similar investment philosophies, fundamental investment policies, and hold many of the same securities. There are differences between the two funds: Davis New York Venture Fund invests virtually all of its assets in the common stock of U.S. companies, investing a small percentage in foreign companies and short-term debt securities. Davis Growth & Income Fund invests most of its assets in the common stock of U.S. companies (including many of the same companies purchased by Davis New York Venture Fund) but also can make significant investments in real estate securities, convertible securities and bonds.

Although Davis Growth & Income Fund has additional specific investment risks due to its greater range of principal investments, the overall risk of owning Davis Growth & Income fund is not necessarily greater than the overall risk of owning Davis New York Venture Fund.

All investments have risks to some degree. Both funds' investments are subject to changes in their value. These risks mean that you can lose money by investing in either fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that either fund would achieve its investment objectives.

RISKS OF INVESTING IN EQUITY SECURITIES. Because both funds invest the majority of their assets in the common stock of U.S. companies, the main investment risks of the funds are substantially similar, consisting primarily of market risk and company risk. Market risk is the risk that the market value of shares of common stock will change rapidly and unpredictably as a result of political or economic events having little or nothing to do with the performance of the companies the funds invest in. Company risk is the risk that the market values of a common stock will vary with the success or failure of the company issuing the stock. As a result, the success of the companies in which the funds invest largely determines the funds' long-term performance.

RISKS OF INVESTING IN REAL ESTATE SECURITIES, CONVERTIBLE SECURITIES AND BONDS AND OTHER DEBT SECURITIES. Because Davis Growth & Income Fund can invest a substantial portion of its assets in real estate securities, convertible securities and bonds and other debt securities, its primary risks (in addition to the market risk and company risk of all equity securities) also include the risks of investing in real estate and debt securities.

REAL ESTATE SECURITIES. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including: (i) declines in property values-- because of changes in the economy of the surrounding area or because a particular region has become less appealing to tenants; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) changes in zoning laws; and (v) losses from casualty or condemnation.

In addition, since many real-estate securities are common stock, they present the risks that we discuss under the heading "Risks of Investing in Equity Securities"

Many real estate debt securities are assigned ratings by agencies that evaluate the quality of publicly offered debt. Davis Growth & Income Fund may buy some real estate securities that have low ratings. These securities are called "high-yield, high-risk" debt because they present more risk than so-called "investment-grade" securities. For information about high-yield, high-risk debt, please see Exhibit A.

CONVERTIBLE SECURITIES. Convertible securities are securities that can be converted into or exchanged for other securities. The most common types of convertible securities are bonds and preferred stock that the holder can exchange for common stock of the same issuer. Convertible securities have characteristics of both equity and debt, so they present the risks of common stock ownership as well as the risks that traditional lenders face. The debt component of a convertible security poses three types of risk: (i) Interest rate risk. If a security pays a fixed interest rate, and market rates increase, the value of the fixed-rate security should decline; (ii) Rating risk. If a rating agency gives a debt security a low rating, the value of the security would decline because investors would demand a higher rate of return; and (iii) Credit risk. Like any borrower, the issuer of a debt security may be unable to make its payments. Many convertible bonds are considered "high-yield, high-risk debt," and present more risk than securities with higher ratings. For information about high-yield, high-risk debt, please see Exhibit A.

BONDS AND OTHER DEBT SECURITIES. The prices (and market value) of debt securities fluctuate primarily in response to interest rate risk, rating risk and credit risk described above in "Convertible Securities." Davis Growth & Income Fund may invest in both convertible bonds and in traditional bonds without any conversion features.



                         APPROVAL OF THE REORGANIZATION
                                 (THE PROPOSAL)

Reasons for the Reorganization

At a meeting of the Board of Directors held June 12, 2001, the Board considered whether to approve the proposed Reorganization and reviewed and discussed with the Adviser and independent legal counsel the materials provided by the Adviser relevant to the proposed Reorganization. Included in the materials was information with respect to the funds' respective investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size.

The Board reviewed information demonstrating that Davis Growth & Income Fund is a smaller fund with net assets of approximately $81 million as of April 30, 2001. In comparison, Davis New York Venture Fund had approximately $22 billion in net assets as of April 30, 2001, achieving an increase in net assets of approximately 35% in 2000. After the Reorganization, the shareholders of Davis Growth & Income Fund would become shareholders of a much larger fund.

The Board noted that, due to its larger asset base and breakpoints in the management fee schedule, Davis New York Venture Fund's management fee and overall operating expenses are significantly lower than Davis Growth & Income Fund's management fee and overall operating expenses. The Board considered that Davis New York Venture Fund's performance is substantially better than Davis Growth & Income Fund's performance over comparable periods.

The Board considered the fact that both funds investment primarily in common stock issued by large capitalization U.S. companies. Davis Growth & Income Fund also makes significant investments in real estate securities and convertible securities, and may make investments in bonds. The Board also considered that the procedures for purchases, exchanges and redemptions of shares of both funds are identical and that both funds offer the same investor services and options.

The Board also considered the terms and conditions of the Reorganization, including the fact that there would be no sales charge imposed in effecting the Reorganization and that the Reorganization is expected to be a tax-free reorganization. The Board concluded that participation in the transaction is in the best interests of the funds and that the Reorganization would not result in a dilution of the interests of existing shareholders of either fund.

After consideration of the above factors, and such other factors and information as the Board deemed relevant, the Board, including the Independent Directors, approved the Reorganization and the Reorganization Agreement and voted to recommend its approval to the shareholders of Davis Growth & Income Fund.

The Reorganization

The Reorganization Agreement (a copy of which is set forth in full as Exhibit C to this Proxy Statement and Prospectus) contemplates a reorganization under which: (i) all of the assets of Davis Growth & Income Fund (other than the cash reserve described below (the "Cash Reserve")) would be transferred to Davis New York Venture Fund in exchange for Class A, Class B, Class C or Class Y shares of Davis New York Venture Fund; (ii) Davis New York Venture Fund shares would be distributed among the shareholders of Davis Growth & Income Fund in liquidation of Davis Growth & Income Fund; and (iii) the outstanding shares of Davis Growth & Income Fund would be canceled. Davis New York Venture Fund would not assume any of Davis Growth & Income Fund's liabilities except for portfolio securities purchased that have not settled and outstanding shareholder redemption and dividend checks.

The result of effectuating the Reorganization would be that: (i) Davis New York Venture Fund would add to its gross assets all of the assets (net of any liability for portfolio securities purchased but not settled and outstanding shareholder redemption and dividend checks) of Davis Growth & Income Fund other than the Cash Reserve; and (ii) the shareholders of Davis Growth & Income Fund as of the close of business on the Closing Date would become holders of Class A, Class B, Class C or Class Y shares of Davis New York Venture Fund.

Shareholders of Davis Growth & Income Fund who vote their Class A, Class B, Class C or Class Y shares in favor of the Reorganization would be electing in effect to exchange their shares of Davis Growth & Income Fund (at net asset value on the Valuation Date referred to below under "Method of Carrying Out the Reorganization Plan," calculated after subtracting the Cash Reserve) for Class A, Class B, Class C or Class Y shares of Davis New York Venture Fund at net asset value without sales charge and without recognition of taxable gain or loss for federal income tax purposes (see "Tax Aspects of the Reorganization" below). The Cash Reserve is that amount retained by Davis Growth & Income Fund that is deemed sufficient in the discretion of the Board of Directors of Davis Growth & Income Fund for the payment of: (a) Davis Growth & Income Fund's expenses of liquidation, and (b) its liabilities, other than those assumed by Davis New York Venture Fund.

Davis Growth & Income Fund and Davis New York Venture Fund would bear all of their respective expenses associated with the Reorganization, as set forth under "Costs of the Solicitation and the Reorganization" above. Liabilities as of the date of the transfer of assets would consist primarily of accrued but unpaid normal operating expenses of Davis Growth & Income Fund, excluding the cost of any portfolio securities purchased but not yet settled and outstanding shareholder redemption and dividend checks. See "Method of Carrying Out the Reorganization Plan" that follows.

The Reorganization Agreement provides for coordination between the funds as to their respective portfolios so that, after the closing, Davis New York Venture Fund would be in compliance with all of its investment policies and restrictions. Davis Growth & Income Fund would recognize a capital gain or loss on any sales made prior to the Reorganization pursuant to this paragraph. While any such coordination may increase the taxable distribution to Davis Growth & Income Fund shareholders described below, any such coordination is intended to be consistent with a tax-free organization for federal income tax purposes.

Tax Aspects of the Reorganization

Immediately prior to the Valuation Date referred to in the Reorganization Agreement, Davis Growth & Income Fund would pay a dividend or distribution, which, together with all previous dividends or distributions, would have the effect of distributing to Davis

Growth & Income Fund's shareholders all of Davis Growth & Income Fund's investment company taxable income for tax years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in tax years ending on or prior to the Closing Date (after reduction for any available capital loss carry-forward). Such dividends and distributions would be included in the taxable income of Davis Growth & Income Fund's shareholders as ordinary income and capital gain, respectively.

The exchange of the assets of Davis Growth & Income Fund for Class A, Class B, Class C or Class Y shares of Davis New York Venture Fund and the assumption by Davis New York Venture Fund of certain liabilities of Davis Growth & Income Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). Davis Growth & Income Fund has made a number of representations to KPMG LLP, its tax adviser, including (the full set of representations are included in the tax opinion, which is incorporated herein and has been filed with the SEC as part of Form N-14), that to the best of its knowledge, there is no plan or intention by any Davis Growth & Income Fund shareholder who owns 5% or more of Davis Growth & Income Fund's outstanding shares, and, to Davis Growth & Income Fund's best knowledge, there is no plan or intention on the part of the remaining Davis Growth & Income Fund shareholders, to redeem, sell, exchange or otherwise dispose of a number of Davis New York Venture Fund Class A, Class B, Class C or Class Y shares received in the transaction that would reduce Davis Growth & Income Fund shareholders' ownership of Davis New York Venture Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all the formerly outstanding Davis Growth & Income Fund shares as of the same date. Davis New York Venture Fund and Davis Growth & Income Fund each have represented to KPMG LLP that, as of the Closing Date, it would qualify as a regulated investment company or would meet the diversification test of Section 368(a)(2)(F)(ii) of the Code.

As a condition to the closing of the Reorganization, Davis New York Venture Fund and Davis Growth & Income Fund would receive the opinion of KPMG LLP to the effect that, based on the Reorganization Agreement, representations made by both funds, existing provisions of the Code, Treasury Regulations issued thereunder, current Revenue Rulings, Revenue Procedures and court decisions, for federal income tax purposes:

(1) The acquisition by Davis New York Venture Fund of substantially all of the assets of Davis Growth & Income Fund, solely in exchange for the voting shares of Davis New York Venture Fund and the assumption of the identified liabilities of Davis Growth & Income Fund by Davis New York Venture Fund, followed by the distribution by Davis Growth & Income Fund of the shares of Davis New York Venture Fund in complete liquidation to the shareholders of Davis Growth & Income Fund in exchange for their Davis Growth & Income Fund shares, will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code. Davis Growth & Income Fund and Davis New York Venture Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

(2) Davis Growth & Income Fund's shareholders will not recognize gain or loss on their receipt of solely voting shares of Davis New York Venture Fund in exchange for the voting shares of Davis Growth & Income Fund pursuant to the Transaction in accordance with Section 354(a)(1) of the Code.

(3) Davis Growth & Income Fund will not recognize gain or loss on the transfer of all of its assets to Davis New York Venture Fund solely in exchange for voting shares of Davis New York Venture Fund and the assumption by Davis New York Venture Fund of Davis Growth & Income Fund liabilities pursuant to the Transaction in accordance with Sections 361(a) and 357(a) of the Code.

(4) Davis Growth & Income Fund will not recognize gain or loss on its distribution of voting shares of Davis New York Venture Fund to its shareholders pursuant to the liquidation of Davis Growth & Income Fund in accordance with Section 361(c) of the Code.

(5) Davis New York Venture Fund will not recognize gain or loss on its acquisition of all of the assets of Davis Growth & Income Fund solely in exchange for voting shares of Davis New York Venture Fund and the assumption by Davis New York Venture Fund of Davis Growth & Income Fund's liabilities in accordance with Section 1032(a) of the Code.

(6) The basis of the voting shares of Davis New York Venture Fund received by Davis Growth & Income Fund's shareholders pursuant to the Transaction will equal the basis of the voting shares of Davis Growth & Income Fund surrendered in exchange therefor in accordance with Section 358(a)(1) of the Code.

(7) The holding period of the voting shares of Davis New York Venture Fund received by a Davis Growth & Income Fund shareholder pursuant to the Transaction will include the period that the shareholder held the voting shares of Davis Growth & Income Fund exchanged therefor, provided that the shareholder held such shares as a capital asset on the date of the Transaction in accordance with Section 1223(1) of the Code.

(8) Davis New York Venture Fund's basis in the assets of Davis Growth & Income Fund received pursuant to the Transaction will equal Davis Growth & Income Fund's basis in the assets immediately before the Transaction in accordance with Section 362(b) of the Code.

(9) Davis New York Venture Fund's holding period in Davis Growth & Income Fund assets received pursuant to the Transaction will include the period during which Davis Growth & Income Fund held the assets in accordance with Section 1223(2) of the Code.

(10) Davis New York Venture Fund will succeed to and take into account the items of Davis Growth & Income Fund described in Section 381(c) of the Code, including the earnings and profits, or deficit in earnings and profits, of Davis Growth & Income Fund as of the date of the Transaction. Davis New York Venture Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and applicable Regulations thereunder.

Capitalization Tables (Unaudited)

The tables below set forth the capitalization of Davis Growth & Income Fund and Davis New York Venture Fund and indicates the pro forma combined capitalization as of January 31, 2001, as if the Reorganization had occurred on that date.


                                                  SHARES         NET ASSET
DAVIS GROWTH & INCOME FUND       NET ASSETS    OUTSTANDING     VALUE PER SHARE
--------------------------       ----------    -----------     ---------------
CLASS A SHARES                     $xxx           $xxx             $xxx
CLASS B SHARES                     $xxx           $xxx             $xxx
CLASS C SHARES                     $xxx           $xxx             $xxx
CLASS Y SHARES                     $xxx           $xxx             $xxx



                                                  SHARES         NET ASSET
DAVIS NEW YORK VENTURE FUND      NET ASSETS    OUTSTANDING     VALUE PER SHARE
---------------------------      ----------    -----------     ---------------
CLASS A SHARES                     $xxx           $xxx             $xxx
CLASS B SHARES                     $xxx           $xxx             $xxx
CLASS C SHARES                     $xxx           $xxx             $xxx
CLASS Y SHARES                     $xxx           $xxx             $xxx



DAVIS NEW YORK VENTURE FUND
(PRO FORMA AFTER                                  SHARES         NET ASSET
REORGANIZATION)                  NET ASSETS    OUTSTANDING     VALUE PER SHARE
---------------                  ----------    -----------     ---------------
CLASS A SHARES                     $xxx           $xxx             $xxx
CLASS B SHARES                     $xxx           $xxx             $xxx
CLASS C SHARES                     $xxx           $xxx             $xxx
CLASS Y SHARES                     $xxx           $xxx             $xxx


The above tables reflect the issuance of xxx Class A shares, xxx Class B shares, xxx Class C shares and xxx Class Y shares of Davis New York Venture Fund in a tax-free exchange for the net assets of Davis Growth & Income Fund, aggregating $xxx. The pro forma ratios of expenses to average net assets of Class A, Class B, Class C and Class Y shares of the surviving Davis New York Venture Fund are set forth above in the section entitled "Comparative Fee Tables."


                               COMPARISON BETWEEN
                           DAVIS GROWTH & INCOME FUND
                                      AND
                          DAVIS NEW YORK VENTURE FUND

Information about Davis Growth & Income Fund and Davis New York Venture Fund is presented below. In considering whether to approve the Reorganization, shareholders of Davis Growth & Income Fund should consider the differences in investment objectives, and risks of the funds. Additional information about Davis New York Venture Fund is set forth in its prospectus, accompanying this Proxy Statement and Prospectus and incorporated herein by reference, and additional information about both funds is set forth in documents that may be obtained on request by calling Davis Funds Shareholder Services at 1-800-279-0279 or by visiting the offices of the SEC (see "Additional Information - Public Information").

Investment Objectives and Strategies

Davis New York Venture Fund's investment objective is growth of capital. The fund invests principally in common stock of U.S. companies with market capitalization of at least $5 billion. Davis New York Venture Fund's portfolio managers seek to purchase common stock of quality, overlooked growth companies at value prices and to hold it for the long term.

Davis Growth & Income Fund's investment objectives are capital growth and income. Ordinarily, most of the fund's assets are invested in the common stock of quality, overlooked growing companies at value prices. Davis Growth & Income Fund also invests a portion of its portfolio in real estate securities and convertible securities to diversify its portfolio and earn current income. Davis Growth & Income also may invest in bonds, although historically it has not done so.

Both funds are managed using the Davis Investment Philosophy, both have identical fundamental investment policies, and both hold many of the same securities.

Principal Investments

As of January 31, 2001, Davis New York Venture Fund had invested 92.10% of its total assets in common stock (including 0.58% in real estate securities) and 0.22% in preferred stock. As of January 31, 2001, Davis Growth & Income Fund had invested 85.89% of its total assets in common stock (including 11.63% in real estate securities), 6.96% in preferred stock and 1.78% in convertible bonds.

Each fund's prospectus, and their shared Statement of Additional Information, contains additional information about the funds' principal investments, including the risks.

EQUITY SECURITIES. Both funds invest a majority of their assets in a diversified portfolio of common stock issued by large capitalization U.S. companies. Equity securities represent an ownership position in a company. These securities may include, without limitation, common stocks, preferred stocks and securities with equity conversion or purchase rights. The funds usually purchase common stocks. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The funds' results would be related to the overall market for these securities. There is no limit on the percentage of its assets that the funds may invest in equity securities. The Adviser searches for high-quality, growing companies selling at value prices. Both funds can buy securities issued by domestic or foreign companies; however, they emphasize investments in stocks of U.S. companies. The principal risks of investing in equity securities are discussed in the preceding section, "Principal Risk Factors."

REAL ESTATE SECURITIES. While both funds may invest in convertible securities, Davis Growth & Income Fund usually invests a larger portion of its assets in real estate securities than does Davis New York Venture Fund. Real estate securities are issued by companies that are "principally engaged" in the real estate industry. A company is "principally engaged" in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (known as "REITs"), brokers, developers, lenders and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Most of Davis Growth & Income Fund's real estate securities are, and historically have been, interests in REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real-estate developers. Neither fund invests directly in real estate. The principal risks of investing in real estate securities are discussed in the preceding "Principal Risk Factors."

CONVERTIBLE SECURITIES. While both funds may invest in convertible securities, Davis Growth & Income Fund usually invests a larger portion of its assets in convertible securities than does Davis New York Venture Fund. Convertible securities are securities that can be converted into or exchanged for other securities. The most common types of convertible securities are bonds and preferred stock that the holder can exchange for common stock of the same issuer. The principal risks of investing in convertible securities are discussed in "Principal Risk Factors" above.

BONDS AND OTHER DEBT SECURITIES. While both funds may invest in bonds and other debt securities, historically, neither fund has invested a significant portion of its assets in bonds or other debt securities (other than temporarily investing cash in short-term debt securities such as repurchase agreements or treasury bills). Issuers such as corporations and federal, state and local governments sell bonds and other debt securities to borrow money. Some debt securities (often referred to as "coupon bonds") give the holder current income. Like the borrower on an ordinary loan, the issuer of a coupon bond makes periodic interest payments to the holders (i.e., the lenders), and agrees to repay the principal amount borrowed (the price of the bond) when the security matures. Other debt securities (referred to as "zero-coupon bonds") do not require periodic interest payments, but have the equivalent of a balloon interest payment when the security matures. In other words, when a zero-coupon bond matures, the issuer pays the holder more money than the issuer borrowed. Some of the bonds and other debt securities (including convertible bonds) that the funds may invest in may be "high-yield, high-risk" debt securities (sometimes referred to as "junk bonds"). A description of high-yield, high-risk debt securities and the principal risks of investing in bonds and other debt securities (including high-yield, high-risk debt securities) are discussed in "Principal Risk Factors" and in Exhibit A.

Other Investment Techniques and Strategies

As detailed in Exhibit A, both Davis Growth & Income Fund and Davis New York Venture Fund have identical flexibility to pursue other investment techniques and strategies. In seeking their investment objectives, the funds may from time to time use the types of investment strategies and investments that are described in Exhibit A. They are not required to use all of these strategies at all times and at times may not use them. Each fund's prospectus and their shared Statement of Additional Information contain additional information about the funds' principal investments, including the risks.

Investment Restrictions

As detailed in Exhibit B, both Davis Growth & Income Fund and Davis New York Venture Fund have identical fundamental and non-fundamental investment restrictions. The funds operate in accordance with the investment objectives, policies and restrictions described in their prospectuses and their shared Statement of Additional Information.

Description of Brokerage Practices

The brokerage practices of the funds are the same. Brokerage for the funds is allocated subject to the provisions of the funds' investment advisory agreement and the Adviser's internal procedures and rules.

The Adviser and Davis Selected Advisers - NY, Inc. ("Sub-Adviser"), a wholly owned subsidiary of the Adviser, are responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. Both funds have adopted a policy of seeking to place portfolio transactions with brokers or dealers who would execute transactions as efficiently as possible and at the most favorable price. Subject to this policy, research services, payment of bona fide fund expenses and placement of orders by securities firms for fund shares may be taken into account as factors in placement of portfolio transactions. In seeking the funds' investment objectives, the funds may trade to some degree in securities for the short term if the Adviser or Sub-Adviser believes that such trading is advisable.

A full description of the funds' brokerage practices is included in the fund's joint statement of additional information which has been incorporated herein by reference and is available without charge by calling Davis Funds Shareholder Services at 1-800-279-0279.

Expense Ratios and Performance

The table below details the ratio of expenses to average annual net assets for Class A, Class B, Class C and Class Y shares of Davis Growth & Income Fund for the fiscal year ended July 31, 2000. Additional expense information is set forth in "Comparative Fee Tables" above and in Davis Growth & Income Fund's and Davis New York Venture

Fund's Annual Reports, dated as of July 31, 2000, and Semi-Annual Reports, dated January 31, 2001. The performance of the funds for the 1-, 3-, 5- and 10-year periods, or life of the fund, as applicable, ended May 31, 2001, is set forth in Exhibit D. In addition, Davis New York Venture Fund's performance since inception is compared to the Standard & Poor's 500 Index, a broad-based market index, in Exhibit E.

RATIO OF EXPENSES
FISCAL YEAR ENDED              DAVIS GROWTH &        DAVIS NEW YORK
JULY 31, 2000                    INCOME FUND          VENTURE FUND
-------------                    -----------          ------------
CLASS A SHARES                     $xxx                    $xxx
CLASS B SHARES                     $xxx                    $xxx
CLASS C SHARES                     $xxx                    $xxx
CLASS Y SHARES                     $xxx                    $xxx



Set forth in Davis New York Venture Fund's prospectus accompanying this Proxy Statement and Prospectus and incorporated by reference herein, under "Past Performance," are the following past performance information: (i) a bar chart detailing annual total returns of Class A shares of Davis New York Venture Fund as of December 31 for the last ten calendar years; and (ii) a table detailing how the average annual total returns of the fund's Class A, Class B, Class C or Class Y shares compare to those of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. Additional information with respect to Davis New York Venture Fund's performance during the past fiscal year, including a discussion of factors that materially affected its performance and relevant market conditions, is set forth in Davis New York Venture Fund's Annual Report dated as of July 31, 2000, and Semi-Annual Report as of January 31, 2001, which are included in the Proxy/Prospectus Statement of Additional Information and incorporated herein by reference.

Shareholder Services

The policies of Davis Growth & Income Fund and Davis New York Venture Fund with respect to minimum initial investments and subsequent investments by its shareholders are the same. Both Davis Growth & Income Fund and Davis New York Venture Fund offer the following privileges: (i) Rights of Accumulation; (ii) Letters of Intent; (iii) reinvestment of dividends and distributions at net asset value; (iv) net asset value purchases by certain individuals and entities; (v) Automatic Investment Plan; (vi) Automatic Exchange Program, (vii) Automatic Withdrawal Plan; (viii) Davis Direct Access; (ix) exchanges of shares for shares of the same class of certain other funds at net asset value; and (x) redemptions via Federal Funds wire.

Shareholders may purchase shares by calling the funds directly, through Davis Direct Access (an automated telephone system), and through the Internet. Exchanges also can be made by telephone, or automatically through Davis Direct Access or through the Davis Funds Web site, www.davisfunds.com. Shares of either fund may be exchanged for shares of other Davis Funds of the same Class at net asset value per share. Shareholders of the funds may redeem their shares by written request, by telephone request or on the Davis Funds Web site. Shareholders also may redeem shares automatically by telephone by using Davis Direct Access. Shareholders of the funds also may have the Transfer Agent send redemption proceeds by Federal Funds wire to a designated commercial bank that is a member of the Federal Reserve wire system. Shareholders of the funds have up to 60 days to reinvest redemption proceeds of shares that they redeem without being charged a sales charge, and any deferred sales charge paid on the original sale would be returned to the shareholder's account. This "Subsequent Repurchase Privilege" may be used only once. The funds may redeem accounts valued at less than $250 if the account has fallen below such stated amount as a result of a redemption or exchange.

Rights of Shareholders

The shares of each fund, including shares of each class, entitle the holder to one vote for each dollar of net asset value and each fractional share is entitled to a proportionate share of one vote for each dollar of net asset value on the election of Directors, and on all other matters submitted to shareholders of the fund. Each share of the funds represents an interest in the funds proportionately equal to the interest of each other share of the same class. Shareholders of both funds vote together in the aggregate, on certain matters at shareholder meetings, such as the election of Directors and ratification of appointment of auditors. Shareholders of a particular series or class vote separately on proposals that affect that series or class, and shareholders of a series or class that are not affected by that matter are not entitled to vote on the proposal. For example, only shareholders of a series, such as Davis New York Venture Fund, vote exclusively on any material amendment to the management agreement with respect to only that series. Only shareholders of a class of shares vote on certain amendments to the Rule 12b-1 Distribution Plans if the amendments affect only that class. The Board is authorized to create new series and classes of series. The Board may reclassify unissued shares of Davis New York Venture Fund, Inc., into additional series or classes of shares. The Board also may divide or combine the shares of a class into a greater or lesser number of shares without thereby changing the proportionate beneficial interest of a shareholder in each fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy.

All Classes of shares of a fund participate equally in the fund's dividends and distributions and in the fund's net assets on liquidation, after taking into account the different expenses paid by each Class. Distributions and dividends for each Class of shares of the respective funds would be different, and Class B and Class C dividends and distributions are usually lower than those of Class A and Class Y.

It is not contemplated that either fund would hold regular annual meetings of shareholders. Shareholders of Davis Growth & Income Fund do not have rights of appraisal as a result of the transactions contemplated by the Reorganization Agreement under the 1940 Act or Maryland law. However, they have the right at any time prior to the consummation of such transaction to redeem their shares at net asset value, less any applicable contingent deferred sales charge.

Both Davis Growth & Income Fund and Davis New York Venture Fund are authorized series of Davis New York Venture Fund, Inc., which is organized as a Maryland corporation. As a general matter, shareholders of a corporation would not be liable to the corporation or its creditors with respect to their interests in the corporation as long as their shares have been paid for and the requisite corporate formalities have been observed, both in the organization of the corporation and in the conduct of its business.

Organization and History

Davis New York Venture Fund, Inc., was organized as a diversified, open-end mutual fund in 1968 as a Maryland corporation and was called New York Venture Fund, Inc., until 1995, when the name was changed to Davis New York Venture Fund, Inc. Davis Growth & Income Fund was organized as a separate authorized series of Davis New York Venture Fund, Inc., in 1998.

The Adviser acts as investment adviser to both funds and the portfolio managers of the funds are employed by the Adviser. The same directors and officers of the funds oversee the Adviser and the portfolio managers.

Management and Distribution Arrangements

The Adviser, located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706, serves as the investment adviser to both Davis Growth & Income Fund and Davis New York Venture Fund. The Adviser serves both funds pursuant to a single management agreement, the only variation being a different fee schedule for each fund. The monthly management fee payable to the Adviser by each fund is set forth under "Synopsis - Management and Rule 12b-1 Distribution Plan Fees." The Rule 12b-1 Distribution Plan fees paid by the funds with respect to Class A, Class B and Class C shares also are set forth above under "Synopsis - Management and Rule 12b-1 Distribution Plan Fees."

Davis New York Venture Fund, Inc.'s management agreement with the Adviser provides that the Adviser, subject to the general supervision of the Board of Directors, would provide management and investment advice and would furnish the statistical, executive and clerical personnel, bookkeeping, office space and equipment necessary to carry out its investment advisory functions and such corporate managerial duties as are requested by the Board of Directors. The funds pay for all expenses of their operations not specifically assumed by the Adviser. The Board of Directors may arrange for the Adviser to perform any of the corporate management services necessary or advisable for the operation of the funds or contract with another person to perform them. In the absence of willful misfeasance, bad faith or gross negligence or reckless disregard of its obligations and duties, the Adviser would not be subject to liability to the funds or any shareholder of the funds for any act or omission in the course of, or in connection with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The management fee paid by Davis Growth & Income Fund for the fiscal year ended July 31, 2000, was $718,634. The management fee paid by Davis New York Venture Fund for the fiscal year ended July 31, 2000, was $86,433,009.

The Adviser's principal office is at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. The Adviser has been a registered investment adviser since 1968 and, as of December 31, 2000, managed approximately $40 billion in assets, including those of the Davis Funds. The Adviser serves as investment adviser for Davis New York Venture Fund, Inc., the other Davis Funds, other registered investment companies, private accounts, offshore funds, a hedge fund and managed money/wrap accounts. Davis Investments, LLC, is the Adviser's sole general partner. Christopher C. Davis is Chief Executive Officer of the Adviser and, as the sole member of the general partner, controls the Adviser. Davis Distributors, LLC, a subsidiary of the Adviser, serves as the distributor or principal underwriter of the funds. Davis Selected Advisers - NY, Inc. ("Sub-Adviser"), a wholly owned subsidiary of the Adviser, performs investment management, research and other services for the funds.

Davis Distributors, LLC ("Distributor"), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706, also a wholly owned subsidiary of the Adviser, acts as principal underwriter of the funds' shares on a continuing basis, pursuant to a Distributing Agreement. By the terms of the Distributing Agreement, the Distributor pays for all expenses in connection with the preparation, printing and distribution of advertising and sales literature for use in offering the funds' shares to the public, including reports to shareholders to the extent that they are used as sales literature. The Distributor also pays for the preparation and printing of prospectuses other than those forwarded to existing shareholders.

For the fiscal year ended July 31, 2000, the Distributor received the following amounts in total sales charges (which the funds do not pay) on the sale of Class A shares:

DAVIS NEW YORK VENTURE FUND
     Amount received:                              $17,519,570
     Amount reallowed to dealers:                  $14,891,483

DAVIS GROWTH & INCOME FUND
     Amount received:                                  $47,940
     Amount reallowed to dealers:                      $40,444

For the fiscal year ended July 31, 2000, the Distributor received compensation on redemptions and repurchases of shares in the following amounts:

DAVIS NEW YORK VENTURE FUND
Class A shares                                                    $78,689
Class B shares                                                $11,373,959
Class C shares                                                   $827,331

DAVIS GROWTH & INCOME FUND
Class A shares                                                        N/A
Class B shares                                                   $153,139
Class C shares                                                     $5,515

For additional information about distribution of the funds' shares and the payments made by the funds to the Distributor in connection with such activities, please refer the funds' shared Statement of Additional Information.

Purchase of Additional Shares

Class A shares of both funds generally may be purchased with an initial sales charge of 4.75% for purchases of less than $100,000. The sales charge of 4.75% is reduced for purchases of Class A shares of $100,000 or more. For purchases of $1 million or more there usually is no initial sales charge; however, if those shares are redeemed within the first year of purchase, a contingent deferred sales charge may be deducted from the redemption proceeds. Class B shares of the funds are sold at net asset value without an initial sales charge. If Class B shares are redeemed within six years of their purchase, a contingent deferred sales charge may be deducted of up to 4%, depending on how long such shares had been held. Class C shares may be purchased without an initial sales charge, but if sold within one year of purchase, a contingent deferred sales charge of 1% may be deducted.

Davis Growth & Income Fund shareholders will not pay any additional initial sales charge or contingent deferred sales charge on Davis New York Venture Fund Class A, Class B and Class C shares which they receive in the reorganization However, if any Davis Growth & Income Fund shares are subject to a contingent deferred sales charge at the time of the reorganization, the Davis New York Venture Fund shares received in the reorganization will continue to be subject to the same contingent deferred sales charge and holding period.

Shareholders wishing to purchase additional shares would be subject to the usual initial sales charge or contingent deferred sales charge on Davis New York Venture Fund shares Future dividends and capital gain distributions of Davis New York Venture Fund, if any, may be reinvested without sales charge. The contingent deferred sales charge for each class of shares for both funds is the same. Any Davis Growth & Income Fund shareholder who is entitled to a reduced sales charge on additional purchases by reason of a Letter of Intent or Right of Accumulation based on holdings of shares of Davis Growth & Income Fund would continue to be entitled to a reduced sales charge on any future purchase of shares of Davis New York Venture Fund.

Dividends and Distributions

Both funds intend to declare dividends separately for each class of shares from net investment income. Davis Growth & Income Fund generally pays dividends (if any) once a quarter while Davis New York Venture Fund pays dividends (if any) once a year. Dividend dates are selected by the Board of Directors.

Neither fund pays a fixed dividend rate and neither fund can guarantee that it will pay any dividends or distributions. If dividends and distributions are paid, however, Class Y and A shares will generally pay higher dividends than Class B or C shares, which have higher operating expenses.

Both funds may realize capital gains on the sale of portfolio securities. If they do, they may make distributions out of any net short-term or long-term capital gains, usually in December of each year. The funds may make supplemental distributions of dividends and capital gains following the end of their fiscal year. There can be no assurance that either fund would pay any capital gains distributions in a particular year.


                   METHOD OF CARRYING OUT THE REORGANIZATION

The consummation of the transactions contemplated by the Reorganization Agreement is contingent on the approval of the Reorganization by the shareholders of Davis Growth & Income Fund and the receipt of the opinions and certificates set forth in the Reorganization Agreement and the occurrence of the events described in the Reorganization Agreement. Under the Reorganization Agreement, all the assets of Davis Growth & Income Fund, excluding the Cash Reserve, would be delivered to Davis New York Venture Fund in exchange for Class A, Class B, Class C shares and Class Y shares of Davis New York Venture Fund. The Cash Reserve to be retained by Davis Growth & Income Fund would be sufficient in the discretion of the Board for the payment of Davis Growth & Income Fund's liabilities and Davis Growth & Income Fund's expenses of liquidation.

Assuming the shareholders of Davis Growth & Income Fund approve the Reorganization, the actual exchange of assets is expected to take place on __xx__, 2001, or as soon thereafter as is practicable (the "Closing Date") on the basis of net asset values as of the close of business on the business day preceding the Closing Date (the "Valuation Date"). Under the Reorganization
Agreement: (i) all redemptions of shares of Davis Growth & Income Fund shall be permanently suspended at the close of business on the Valuation Date; (ii) only redemptions received in proper form on or prior to the close of business on that date shall be fulfilled by it; and (iii) redemption requests received by Davis Growth & Income Fund after that date would be treated as requests for redemptions of Class A, Class B, Class C shares and Class Y shares of Davis New York Venture Fund to be distributed to the shareholders requesting redemption. The exchange of assets for shares would be done on the basis of the per share net asset value of the Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund, and the value of the assets of Davis Growth & Income Fund to be transferred as of the close of business on the Valuation Date, valued in the manner used by Davis New York Venture Fund in the valuation of assets.

Davis New York Venture Fund is not assuming any of the liabilities of Davis Growth & Income Fund, except for portfolio securities purchased that have not settled and outstanding shareholder redemption and dividend checks. The net asset value of the shares transferred by Davis New York Venture Fund to Davis Growth & Income Fund would be the same as the value of the assets received by Davis New York Venture Fund. For example, if, on the Valuation Date, Davis Growth & Income Fund were to have securities with a market value of $95 million and cash in the amount of $10 million (of which $5 million was to be retained by it as the Cash Reserve), the value of the assets that would be transferred to Davis New York Venture Fund would be $100 million. If the net asset value per share of Davis New York Venture Fund were $10 per share at the close of business on the Valuation Date, the number of shares to be issued would be 10 million ($100 million / $10). These 10 million shares of Davis New York Venture Fund would be distributed to the former shareholders of Davis Growth & Income Fund. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganization.

In conjunction with the Closing Date, Davis Growth & Income Fund would distribute on a pro rata basis to its shareholders of record on the Valuation Date the Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund received by Davis Growth & Income Fund at the closing, in liquidation of the outstanding shares of Davis Growth & Income Fund, and the outstanding shares of Davis Growth & Income Fund would be canceled. To assist Davis Growth & Income Fund in this distribution, Davis New York Venture Fund would, in accordance with a shareholder list supplied by Davis Growth & Income Fund, cause its transfer agent to credit and confirm an appropriate number of shares of Davis New York Venture Fund to each shareholder of Davis Growth & Income Fund. Neither fund currently issues written certificates; all shares are issued only in book-entry form. After the Reorganization, it would be necessary for any shareholders holding written certificates (in the past the funds issued written certificates) to surrender such certificates in order to redeem, transfer, pledge or exchange any shares of Davis New York Venture Fund.

Under the Reorganization Agreement, within one year after the Closing Date, Davis Growth & Income Fund shall: (a) either pay or make provision for all of its debts and taxes, and (b) either: (i) transfer any remaining amount of the Cash Reserve to Davis New York Venture Fund, if such remaining amount is not material (as defined below); or (ii) distribute such remaining amount to the shareholders of Davis Growth & Income Fund who were such on the Valuation Date. Such remaining amount shall be deemed to be material if the amount to be distributed, after deducting the estimated expenses of the distribution, equals or exceeds one cent per share of the number of Davis Growth & Income Fund shares outstanding on the Valuation Date. If the remaining Cash Reserve is distributed to former Davis Growth & Income Fund shareholders, such distribution would be considered a return of capital for federal income tax purposes, reducing the tax basis of the shares received in the reorganization should it be approved. If the Cash Reserve is insufficient to satisfy any of Davis Growth & Income Fund's liabilities, the Adviser would assume responsibility to satisfy any such liability. Within one year after the Closing Date, Davis Growth & Income Fund would complete its liquidation.

Under the Reorganization Agreement, either Davis Growth & Income Fund or Davis New York Venture Fund generally may abandon and terminate the Reorganization Agreement without liability to the other party. See Exhibit C attached hereto.

In the event that the Reorganization is not consummated for any reason, the Board would consider and may submit to the shareholders of Davis Growth & Income Fund other alternatives.


                             ADDITIONAL INFORMATION

Financial Information

The Reorganization would be accounted for by Davis New York Venture Fund (the surviving fund) in its financial statements similar to a pooling without restatement. Further financial information as to Davis Growth & Income Fund is contained in its latest Annual and Semi-Annual Reports, dated July 31, 2000, and January 31, 2001, respectively, which are available without charge from Davis Funds Shareholder Services (1-800-279-0279), and both of which are included in the Proxy/Prospectus Statement of Additional Information. Recent financial information for Davis New York Venture Fund is contained in its Annual and Semi-Annual Reports as of July 31, 2000, and January 31, 2001, respectively, which are available from Davis Funds Shareholder Services and both of which are included in the Proxy/Prospectus Statement of Additional Information.

Public Information

Additional information about Davis Growth & Income Fund and Davis New York Venture Fund is available, as applicable, in the Proxy/Prospectus Statement of Additional Information, which includes the following documents: (i) Davis New York Venture Fund current prospectus for Class A, B and C shares and current prospectus for Class Y shares; (ii) Davis Growth & Income Fund's current prospectus for Class A, B and C shares and current prospectus for Class Y shares; (iii) Davis New York Venture Fund and Davis Growth & Income Fund shared Statement of Additional Information dated December 1, 2001 and amended July 23, 2001; (iv) Davis New York Venture Fund Annual Report as of July 31, 2000, and Semi-Annual Report as of January 31, 2001; and (v) Davis Growth & Income Fund Annual Report as of July 31, 2000, and Semi-Annual Report as of January 31, 2001. The Proxy/Prospectus Statement of Additional Information, or any of these documents, may be obtained without charge by calling Davis Funds Shareholder Services at 1 800-279-0279.

Additional information about the following matters is contained in the Proxy/Prospectus Statement of Additional Information: the organization and operation of Davis New York Venture Fund and Davis Growth & Income Fund; more information on investment policies, practices and risks; information about the funds' board, officers and portfolio managers and their responsibilities; a further description of the services provided by the funds' investment adviser, distributor and transfer and shareholder servicing agent; dividend policies; tax matters; an explanation of the method of determining the offering price of the shares and/or contingent deferred sales charges of shares of Davis New York Venture Fund and Davis Growth & Income Fund; purchase, redemption and exchange programs; the different expenses paid by each class of shares; and distribution arrangements.

Davis Growth & Income Fund and Davis New York Venture Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the SEC. Proxy material, reports and other information about Davis Growth & Income Fund and Davis New York Venture Fund are of public record. You also can obtain copies of the Statements of Additional Information and other fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or the EDGAR database on the SEC's Web site, www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address, publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                                 OTHER BUSINESS

Management of Davis Growth & Income Fund knows of no business other than the matters specified in the preceding text to be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.


By Order of the Board of Directors



Thomas Tays, Secretary

__xx__, 2001


LIST OF APPENDICES

EXHIBIT A - Other Investment Techniques and Strategies, A-1 ................xx
EXHIBIT B - Investment Restrictions, B-1 ...................................xx
EXHIBIT C - Agreement and Plan of Reorganization
            by and between Davis New York Venture Fund
            and Davis Growth & Income Fund, each an authorized
            series of Davis New York Venture Fund, Inc., C-1 ...............xx
EXHIBIT D - Average Annual Total Returns for the Funds, D-1 ................xx

EXHIBIT E - Performance Graphs for Davis New York Venture Fund, E-1 ........xx
ENCLOSURES - Prospectus of Davis New York Venture Fund, December 1, 2000 ...xx

                                   EXHIBIT A
                          DAVIS NEW YORK VENTURE FUND
                                      AND
                           DAVIS GROWTH & INCOME FUND

                   OTHER INVESTMENT TECHNIQUES AND STRATEGIES


As detailed in this Exhibit, both Davis Growth & Income Fund and Davis New York Venture Fund have identical flexibility to pursue other investment techniques and strategies. In seeking their investment objectives, the funds may from time to time use the types of investment strategies and investments which are described below. They are not required to use all of these strategies at all times and at times may not use them. Each funds' prospectus, and their shared Statement of Additional Information, contain additional information about the funds' principal investments, including the risks.

Additional Information About High-Yield, High-Risk Debt Securities. There are several agencies that evaluate and rate debt securities. Two of the most prominent are Standard & Poor's and Moody's Investors Service. In evaluating the quality of a debt instrument, rating agencies look at factors such as the issuer's current financial condition and business prospects, the value of any collateral that secures the debt and the issuer's history of paying other debt. Each agency has its own system for "grading" debt. Standard & Poor's has 11 ratings, ranging from D for securities that are in default to AAA for securities that are almost certain to be repaid. Moody's Investors Service has nine ratings, with C being the lowest and Aaa being the highest. A security is called "investment-grade" if a respected agency assigns it a favorable credit rating. In contrast, a debt security is considered "high-yield, high-risk" if it is rated BB or lower by Standard and Poor's, or Ba or lower by Moody's Investors Service.
Securities with these low ratings are also referred to as "junk bonds." Many institutional investors, such as pension plans and municipal governments, are only permitted to buy investment-grade debt.

Risks of High-Yield, High-Risk Debt Securities. The four principal risks of owning high-yield, high-risk debt securities (sometimes referred to as "junk bonds") are: (i) Overburdened issuers. Many issuers only resort to offering junk bonds when they cannot get financing from more traditional sources, such as banks. These issuers are unlikely to have a cushion from which to make their payments when their earnings are poor or when the economy in general is in decline. Davis Growth & Income Fund would not purchase junk bonds that are in default at the time of purchase, but there is no guarantee that issuers always would be able to make their payments; (ii) Priority. Issuers of high-yield, high-risk securities are likely to have a substantial amount of other debt. Most, if not all, of this other debt would be "senior" to the junk bonds; an issuer must be current on its senior obligations before it can pay bondholders. In addition, some of the other debt may be secured by the issuer's primary operating assets. If the issuer defaults on those obligations, the lenders may seize their collateral--possibly forcing the issuer out of business and into bankruptcy; (iii) Difficult to resell. Many investors simply do not want junk bonds, and others are prohibited from buying them; and (iv) Volatile prices. Prices of high-yield, high-risk debt securities are more volatile than prices of higher rated securities. In periods of economic difficulty or rising interest rates, prices of junk bonds decline more than prices of investment-grade securities.

Short-Term Investments. Both funds temporarily invest cash in short-term investments. The funds may temporarily and without limitation hold high-grade short-term money market instruments, cash and cash equivalents, including repurchase agreements. The funds may also invest in other investment companies (or companies exempted under section 3(c)(7) of the 1940 Act) which themselves primarily invest in temporary defensive investments. Investments in other investment companies are limited by the 1940 Act. The funds use short-term investments to earn interest and maintain flexibility while the Adviser evaluates long-term opportunities. The funds also may use short-term investments for temporary defensive purposes; Short-term investments are generally considered to be a low risk investment; issuers are generally stable, and the time period between the security's purchase and the payoff date is relatively short, offering little chance for conditions to deteriorate.

Repurchase agreements involve an agreement to purchase a security and to sell that security back to the original owner at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount, which is unrelated to the coupon rate or maturity of the purchased security. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the funds seek to enforce their rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing their rights.

The funds will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The funds may enter into tri-party repurchase agreements in which a third party custodian bank ensures the timely and accurate exchange of cash and collateral. The majority of these transactions run from day to day and delivery pursuant to the resale typically occurs within one to seven days of the purchase. The funds normally will not enter into repurchase agreements maturing in more than seven days.

Foreign Securities. Foreign securities are either issued by foreign companies or are principally traded in foreign markets ("foreign securities"). Foreign securities include equity securities, real estate securities, convertible securities and bonds. Investments in foreign securities may be made through the purchase of individual securities on recognized exchanges and developed over-the-counter markets, through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs") covering such securities, and through U.S.-registered investment companies investing primarily in foreign securities. When the funds invest in foreign securities, their operating expenses are likely to be higher than that of an investment company investing exclusively in U.S. securities, since the custodial and certain other expenses are expected to be higher.

Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as by other factors that affect securities prices. There is generally less publicly available information about foreign securities and securities markets, and there may be less government regulation and supervision of foreign issuers and securities markets. Foreign securities and markets may also be affected by political and economic instabilities, and may be more volatile and less liquid than domestic securities and markets. Investment risks may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion and other relevant indicators. The Funds may attempt to reduce exposure to market and currency fluctuations by trading in currency futures contracts or options on futures contracts for hedging purposes only.

Hedging Foreign Currency Risks. To attempt to reduce exposure to currency fluctuations, the funds may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. These techniques are not always effective and their use may expose the funds to other risks, such as liquidity and counterparty risk. The Adviser or Sub-Adviser exercises its professional judgement as to whether the reduction in currency risk justifies the expense and exposure to liquidity and counterparty risk. In past years, the Adviser and Sub-Adviser have typically not used these techniques to any significant extent. These techniques may be used to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the funds and to hedge a currency risk involved in an anticipated purchase of foreign securities. Cross-hedging may also be utilized, that is, entering into a hedge transaction with respect to a foreign currency different from the one in which a trade is to be made or in which a portfolio security is principally traded. There is no limitation on the amount of assets that may be committed to currency hedging. However, the funds will not engage in a futures transaction if it would cause the aggregate of initial margin deposits and premiums paid on outstanding options on futures contracts to exceed 5% of the value of their total assets (excluding in calculating such 5% any in-the-money amount of any option). Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Adviser's or the Sub-Adviser's ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved or losses may be realized and thus the funds could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. Unanticipated changes in currency prices may result in poorer overall performance for the funds than if they had not entered into such contracts. When taking a position in an anticipatory hedge (when the funds purchase a futures contract or other similar instrument to gain market exposure in anticipation of purchasing the underlying securities at a later date), the funds are required to set aside cash or high-grade liquid securities to fully secure the obligation.

A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Such a contract gives the funds a position in a negotiated, currently non-regulated market. A fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, when the Adviser or Sub-Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, either fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. When the Adviser or Sub-Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency, either fund may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount in anticipation of purchasing foreign traded securities ("position hedge"). In this situation the funds may, in the alternative, enter into a forward contract with respect to a different foreign currency for a fixed U.S. dollar amount ("cross hedge"). This may be done, for example, where the Adviser or Sub-Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the fund are denominated.

The funds may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the funds are traded on U.S. and foreign exchanges or over-the-counter. Currently, a significant portion or all of the value of an over-the-counter option may be treated as an illiquid investment and subject to the restriction on such investments as long as the SEC requires that over-the-counter options be treated as illiquid. Generally, the funds would utilize options traded on exchanges where the options are standardized.

The funds may enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures contracts") and may purchase and write put and call options to buy or sell currency futures contracts. A "sale" of a currency futures contract means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a currency futures contract means the incurring of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. Options on currency futures contracts to be purchased by the funds will be traded on U.S. or foreign exchanges or over-the-counter.

The funds may also purchase securities (debt securities or deposits) which have their coupon rate or value at maturity determined by reference to the value of one or more foreign currencies. These strategies will be used for hedging purposes only. The funds will hold securities or other options or futures positions whose values are expected to offset their obligations under the hedge strategies. Neither fund will enter into a currency hedging position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities, options or futures positions, or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The funds will comply with requirements established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if so required, will set aside liquid securities in a segregated account with their custodian bank in the amount prescribed. The funds' custodian will maintain the value of such segregated account equal to the prescribed amount by adding or removing additional liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities.

The funds' ability to dispose of their positions in futures contracts, options and forward contracts will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options and forward contracts. If a secondary market does not exist with respect to an option purchased or written by the funds over-the-counter, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option) with the result that (i) an option purchased by the funds would have to be exercised in order for the funds to realize any profit, and (ii) the funds may not be able to sell currencies covering an option written by the funds until the option expires or it delivers the underlying futures currency upon exercise. Therefore, no assurance can be given that the funds will be able to utilize these instruments effectively for the purposes set forth above. The funds' ability to engage in currency hedging transactions may be limited by tax considerations.

The funds' transactions in forward contracts, options on foreign currencies and currency futures contracts will be subject to special tax rules under the Internal Revenue Code that, among other things, may affect the character of any gains or losses of the funds as ordinary or capital and the timing and amount of any income or loss to the funds. This in turn could affect the character, timing and amount of distributions by the funds to shareholders. The funds may be limited in their foreign currency transactions by tax considerations. Certain foreign currency exchange contracts in which the funds may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, the Internal Revenue Code treats gains or losses relating to Section 1256 contracts as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income of loss. In addition, Section 1256 contracts held by the funds at the end of each taxable year are "marked-to-market" and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can by made by a fund to exempt those transactions from this marked-to-market treatment.

Certain forward contracts the fund enters into may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by a fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gains in the offsetting positions and making up the straddle. A disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of a fund's investment income available for distribution to its shareholders.

Restricted and Illiquid Securities. The funds may invest in restricted securities which, are subject to contractual restrictions on resale. The funds' policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the funds' net assets would then be illiquid.

The restricted securities which the funds may purchase include securities which have not been registered under the Securities Act of 1933 ("1933 Act") but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser or Sub-Adviser, under criteria established by the funds' Board of Directors, will consider whether Rule 144A Securities being purchased or held by the funds are illiquid and thus subject to the funds' policy limiting investments in illiquid securities. In making this determination, the Adviser or Sub-Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Adviser and Sub-Adviser and, if as a result of changed conditions it is determined that a Rule 144A Security is no longer liquid, the funds' holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Borrowing. The funds may borrow money for temporary or emergency purposes. Neither fund will borrow money with the intent of leveraging its investments. Borrowing activities are strictly limited as described in the section entitled "Investment Restrictions." Borrowing may be useful in a number of situations, such as to meet unanticipated redemptions without selling portfolio securities at disadvantageous prices. However, borrowing money to meet redemptions or other purposes would have the effect of temporarily leveraging a fund's assets and potentially exposing the fund to leveraged losses.

Lending Portfolio Securities. The funds may lend their portfolio securities to certain types of eligible borrowers approved by the Board of Directors. The funds may engage in securities lending to earn additional income or to raise cash for liquidity purposes. The funds must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. The collateral must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which a fund is permitted to invest.

Lending activities are strictly limited as described in the section entitled "Investment Restrictions". Lending money or securities involves the risk that a fund may suffer a loss if a borrower does not repay a loan when due. To manage this risk the funds deal only with counter-parties they believe to be creditworthy and require that the counter-party deposit collateral with the funds.

When they loan securities, the funds still own the securities, receive amounts equal to the dividends or interest on loaned securities, and are subject to gains or losses on those securities. The funds also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and/or (c) interest on any short-term debt instruments purchased with such loan collateral. Either type of interest may be shared with the borrower. The fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the funds' loans must meet applicable tests under the Internal Revenue Code and must permit the funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

Call Options. For income purposes, the funds may write covered call options on their portfolio securities and purchase call options in closing transactions. The funds may suffer an opportunity loss if the value of the underlying security should rise above the strike price of the call option before the option expires.

A covered call option gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time until the option expires, generally within three to nine months, in return for the payment to the writer upon the issuance of the option of an amount called the "premium." A commission may be charged in connection with the writing of the option. The premium received for writing a call option is determined by the option markets. The premium paid plus the exercise price will always be greater than the market price of the underlying securities at the time the option is written. By writing a covered call option, a fund foregoes, in exchange for the premium, the opportunity to profit from an increase in the market value of the underlying security above the exercise price, if the option is exercised. The call obligation is terminated upon exercise of the call option, expiration of the call or when the fund effects a closing purchase transaction. A closing purchase transaction is one in which the writer purchases another call option in the same underlying security (identical as to exercise price, expiration date and number of shares). The writer thereby terminates its obligation and substitutes the second writer as the obligor to the original option purchaser. A closing purchase transaction would normally involve payment of a brokerage commission. During the remaining term of the option, if a fund cannot enter into a closing purchase transaction, that fund would lose the opportunity for realizing any gain over and above the premium through sale of the underlying security, and if the security is declining in price that fund would continue to experience such decline.

                                   EXHIBIT B
                          DAVIS NEW YORK VENTURE FUND
                                      AND
                           DAVIS GROWTH & INCOME FUND

                            INVESTMENT RESTRICTIONS


As detailed in this Exhibit, both Davis Growth & Income Fund and Davis New York Venture Fund have identical fundamental and non-fundamental investment restrictions. The funds operate in accordance with the investment objectives, policies and restrictions described in their prospectuses and their shared Statement of Additional Information.

The funds have adopted the fundamental investment policies set forth below, which may not be changed without a shareholder vote. Where necessary, an explanation beneath a fundamental policy describes the fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the fund's practices may change accordingly without a shareholder vote.

The fundamental investment restrictions set forth below may not be changed without the approval of the holders of the lesser of: (i) 67% of the eligible votes, if the holders of more than 50% of the eligible votes are represented; or (ii) more than 50% of the eligible votes. All percentage limitations set forth in these restrictions apply as of the time of an investment without regard to later increases or decreases in the value of securities or total or net assets.

Except for the fundamental investment policies regarding illiquid securities and borrowing, all percentage restrictions apply as of the time of an investment without regard to any later fluctuations in the value of portfolio securities or other assets. All references to the assets of the fund are in terms of current market value.

(1) Diversification. The fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

Further Explanation of Diversification Policy. To remain classified as a diversified investment company under the 1940 Act, the fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

(2) Concentration. The fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.

Further Explanation of Concentration Policy. The fund may not invest 25% or more of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities). The fund generally uses BLP Equity Economic Sectors ("BLP Code") as published by Bloomberg L.P. to determine industry classification. The Adviser may re-classify a company if it believes that the BLP Code on a specific company does not accurately describe the company.

(3) Issuing Senior Securities. The fund may not issue senior securities, except as permitted under applicable law, including the 1940 Act and published SEC staff positions.

Further Explanation of Issuing Senior Securities. The fund may not issue senior securities nor sell short more than 5% of its total assets, except as provided by the 1940 Act and any rules, regulations or orders issued thereunder. This limitation does not apply to selling short against the box. The 1940 Act defines a "Senior Security" as any bond, debenture, note or similar obligation constituting a security and evidencing indebtedness.

(4) Borrowing. The fund may not borrow money, except to the extent permitted by applicable law, including the 1940 Act and published SEC staff positions.

Further Explanation of Borrowing Policy. The fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. The fund may also borrow up to an additional 5% of its total assets from banks or others. The fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of fund shares. The fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. The fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. In the event that market fluctuations cause borrowing to exceed the limits stated above, the Adviser would act to remedy the situation as promptly as possible (normally within 3 business days), although it is not required to dispose of portfolio holdings immediately if the fund would suffer losses as a result.

(5) Underwriting. The fund may not underwrite securities of other issuers except to the extent permitted by applicable law, including the 1940 Act and published SEC staff positions.

Further Explanation of Underwriting Policy. The fund may not underwrite securities of other issuers, except insofar as the fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

(6) Investments in Commodities and Real Estate. The fund may not purchase or sell commodities or real estate, except to the extent permitted by applicable law, including the 1940 Act and published SEC staff positions.

Further Explanation of Policy Restricting Investments in Commodities and Real Estate. The fund may purchase or sell financial futures contracts, options on financial futures contracts, currency contracts, and options on currency contracts as described in its prospectus and Statement of Additional Information. The fund may not purchase or sell real estate, except that the fund may invest in securities that are directly or indirectly secured by real estate, or securities issued by issuers that invest in real estate.

(7) Making Loans. The fund may not make loans to other persons, except as allowed by applicable law, including the 1940 Act and published SEC staff positions.

Further Explanation of Lending Policy. The acquisition of investment securities or other investment instruments is not deemed to be the making of a loan.

To generate income and offset expenses, the fund may lend portfolio securities to broker-dealers and other financial institutions that the Adviser believes to be creditworthy in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the fund any income accruing on the security. The fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. The fund is still subject to gains or losses due to changes in the market value of securities that it has lent.

When the fund lends its securities, it will require the borrower to give the fund collateral in cash or government securities. The fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The fund may pay reasonable fees in connection with such loans.

Non-Fundamental Restrictions

In addition to the foregoing restrictions, each fund has adopted the following non-fundamental policies that may be changed without shareholder approval:

1. Illiquid Securities. The fund may not purchase illiquid securities if more than 15% of the value of the fund's total assets would be invested in such securities.

2. High-Yield, High-Risk Securities. The fund will not purchase debt securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchase would then cause more than 35% of the fund's net assets to be invested in such lower-rated securities.

3. Options. The fund will not purchase an option if the purchase would cause the total premiums (at market) of all options then owned to exceed 5% of the fund's total assets. The fund will not sell covered calls if the transaction would cause the total premiums (at market) of all covered calls then written to exceed 25% of the fund's total assets.

4. Futures Contracts. The fund will not engage in a futures transaction if the transaction would cause the nominal value of futures contracts then purchased or sold to exceed 25% of the fund's total assets.

5. Borrowing. Pursuant to the fundamental policy stated above, the fund is allowed to borrow in an amount up to 33 1/3% of its total assets, taken at market value. The board of directors will be notified in the event borrowings exceed 10% of the fund's total assets.

6. Short Selling. The fund will not sell any security short if it would cause more than 5% of its total assets, taken at market value, to be sold short.

                                   Exhibit C

                      AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of __xx___, 2001 is made by Davis New York Venture Fund, Inc. a Maryland Corporation (the "Corporation") on behalf of its series, Davis Growth & Income Fund, and its series, Davis New York Venture Fund.

                              W I T N E S S E T H:

WHEREAS, the Corporation is an open-end investment company of the management type, and the two funds (the "Funds") are series of the Corporation; and

WHEREAS, the parties hereto desire to provide for the reorganization pursuant to Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), of Davis Growth & Income Fund through the (1) acquisition by Davis New York Venture Fund of substantially all of the assets of Davis Growth & Income Fund in exchange for the voting shares of beneficial interest ("shares") of Davis New York Venture Fund, (2) the assumption by Davis New York Venture Fund of certain liabilities of Davis Growth & Income Fund, and (3) Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund are to be distributed by Davis Growth & Income Fund pro rata to its respective shareholders of Class A, Class B, Class C and Class Y shares, in complete liquidation of Davis Growth & Income Fund and complete cancellation of its shares;

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1. Reorganization. The Corporation, on behalf of itself and the Funds, hereby adopts this Agreement and Plan of Reorganization (the "Agreement") pursuant to
Section 368(a)(1) of the Code as follows: The reorganization will be comprised of the acquisition by Davis New York Venture Fund of substantially all of the assets of Davis Growth & Income Fund in exchange for shares of Davis New York Venture Fund and the assumption by Davis New York Venture Fund of certain liabilities of Davis Growth & Income Fund, followed by the distribution of such Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund to the respective Class A, Class B, Class C and Class Y shareholders of Davis Growth & Income Fund in exchange for their Class A, Class B, Class C and Class Y shares of Davis Growth & Income Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

The share transfer books of Davis Growth & Income Fund will be permanently closed at the close of business on the Valuation Date (which shall be the business day preceding the Closing Date, as later defined), and only redemption requests received in proper form on or prior to the close of business on the Valuation Date shall be honored by Davis Growth & Income Fund; redemption requests received by Davis Growth & Income Fund after that date shall be treated as requests for the redemption of the shares of Davis New York Venture Fund to be distributed to the shareholder in question as provided in Section 6 hereof.

2. Shareholder Meeting and Proxy Statement/Prospectus. A meeting of the shareholders of Davis Growth & Income Fund shall be called for the purpose of acting upon and authorizing the transactions contemplated in this Agreement. Davis New York Venture Fund agrees that it will prepare and file a Registration Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the 1933 Act (the "Proxy Statement and Prospectus"). Each Fund agrees that it will use its best efforts to have such Registration Statement declared effective and to supply such information concerning itself for inclusion in the Proxy Statement and Prospectus as may be necessary or desirable in this connection.

3. Transfer of Assets. On the Closing Date (as hereinafter defined), all of the assets of Davis Growth & Income Fund on that date, excluding a cash reserve (the "Cash Reserve") to be retained for the benefit of Davis Growth & Income Fund, sufficient in its discretion for the payment of the expenses of Davis

Growth & Income Fund's dissolution and its liabilities, but not in excess of the amount contemplated by Section 11.E. hereof, shall be delivered as provided in Section 9 to Davis New York Venture Fund, in exchange for and against delivery to Davis Growth & Income Fund on the Closing Date of a number of Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund, having an aggregate net asset value equal to the value of the assets of Davis Growth & Income Fund so transferred and delivered.

4. Calculation of Net Asset Value, Declaration of Dividends. (a) The net asset value of Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund and the value of the assets of Davis Growth & Income Fund to be transferred shall in each case be determined as of the close of business of The New York Stock Exchange on the Valuation Date. The computation of the net asset value of the Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund and the Class A, Class B, Class C and Class Y shares of Davis Growth & Income Fund and the valuation of the assets of Davis Growth & Income Fund to be transferred to Davis New York Venture Fund, shall be done in the manner used by the Corporation as of the Valuation Date, in accordance with established valuation procedures and current prospectuses.

(b) Davis Growth & Income Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Davis Growth & Income Fund's shareholders all of Davis Growth & Income Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward).

5. Closing. The closing (the "Closing") shall be at the offices of Davis Selected Advisers, L.P. (the "Agent"), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706 at 9:00 A.M. Eastern Standard Time on __xx__, 2001 or at such other time or place as the Corporation may designate or as provided below (the "Closing Date"). In the event that on the Valuation Date either Fund or the Corporation has, pursuant to the Investment Company Act of 1940, as amended (the "Act"), or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore, the Closing Date shall be postponed until the first business day after the date when any such suspension or postponement has ceased; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the Corporation shall be permitted to terminate this Agreement.

6. Distribution of Davis New York Venture Fund Shares, Shareholder List. (a) In conjunction with the Closing, Davis Growth & Income Fund shall distribute on a pro rata basis to the shareholders of Davis Growth & Income Fund as of the Valuation Date Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund received by Davis Growth & Income Fund on the Closing Date in exchange for the assets of Davis Growth & Income Fund in complete liquidation of Davis Growth & Income Fund. For the purpose of the distribution by Davis Growth & Income Fund of Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund to Davis Growth & Income Fund's shareholders, Davis New York Venture Fund will promptly cause its transfer agent to: (a) credit an appropriate number of Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund on the books of Davis New York Venture Fund to each Class A, Class B, Class C and Class Y shareholder of Davis Growth & Income Fund in accordance with a list (the "Shareholder List") of Davis Growth & Income Fund shareholders received from Davis Growth & Income Fund; and (b) confirm an appropriate number of Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund to each Class A, Class B, Class C and Class Y shareholder of Davis Growth & Income Fund.

(b) The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of Davis Growth & Income Fund, indicating his or her share balance. Davis Growth & Income Fund agrees to supply the Shareholder List to Davis New York Venture Fund not later than the Closing Date.

7. Cash Reserve. Within one year after the Closing Date, the Corporation shall
(a) either pay or make provision for payment of all of the liabilities and taxes of the Davis Growth & Income Fund from the Cash Reserve, and (b) either
(i) transfer any remaining amount of the Cash Reserve to Davis New York

Venture Fund, if such remaining amount (as reduced by the estimated cost of distributing it to shareholders) is not material (as defined below) or (ii) distribute such remaining amount pro rata to the shareholders of Davis Growth & Income Fund on the Valuation Date. Such remaining amount shall be deemed to be material if the amount to be distributed, after deduction of the estimated expenses of the distribution, equals or exceeds one cent per share of Davis Growth & Income Fund outstanding on the Valuation Date.

8. Coordination of Investment Portfolios. Prior to the Closing Date, there shall be coordination between the respective Funds as to their respective portfolios so that, after the Closing, Davis New York Venture Fund will be in compliance with all of its investment policies and restrictions. At the Closing, Davis Growth & Income Fund shall deliver to Davis New York Venture Fund a list setting forth the securities then owned by Davis Growth & Income Fund, and setting forth the respective federal income tax basis thereof.

9. Ownership of Portfolio Securities. Portfolio securities or written evidence acceptable to Davis New York Venture Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by Davis Growth & Income Fund shall be endorsed and delivered, or transferred by appropriate transfer or assignment documents, by Davis Growth & Income Fund on the Closing Date to Davis New York Venture Fund, or at its direction, to its custodian bank, in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any. The cash delivered shall be in the form of certified or bank cashiers' checks or by bank wire or intra-bank transfer payable to the order of Davis New York Venture Fund for the account of Davis New York Venture Fund. Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund representing the number of Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund being delivered against the assets of Davis Growth & Income Fund, registered in the name of Davis Growth & Income Fund, shall be transferred to Davis Growth & Income Fund on the Closing Date. Such shares shall thereupon be assigned by Davis Growth & Income Fund to its shareholders so that the shares of Davis New York Venture Fund may be distributed as provided in Section 6.

If, at the Closing Date, Davis Growth & Income Fund is unable to make delivery under this Section 9 to Davis New York Venture Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by Davis Growth & Income Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or Davis Growth & Income Fund's custodian, then the delivery requirements of this
Section 9 with respect to said undelivered securities or cash will be waived and Davis Growth & Income Fund will deliver to Davis New York Venture Growth & Income Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to Davis New York Venture Fund, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by Davis New York Venture Fund.

10. Expenses. Davis New York Venture Fund shall not assume the liabilities of Davis Growth & Income Fund, except for portfolio securities purchased which have not settled and for shareholder redemption and dividend checks outstanding. Davis Growth & Income Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date. The cost of printing and mailing the proxies and proxy statements will be borne by Davis Growth & Income Fund. Any documents, such as existing prospectuses or annual reports, that are included in that mailing will be a cost of the Fund issuing the document. Any other out-of-pocket expenses of Davis New York Venture Fund and Davis Growth & Income Fund associated with this reorganization, including legal, accounting and transfer agent expenses, will be borne by Davis Growth & Income Fund and Davis New York Venture Fund, respectively, in the amounts so incurred by each, or, if named collectively by both Funds, will be shared equally.

11. Conditions of Davis New York Venture Fund. The obligations of Davis New York Venture Fund hereunder shall be subject to the following conditions:

A. The Board of Directors of the Corporation shall have authorized the execution of the Agreement, and the shareholders of Davis Growth & Income Fund shall have approved the Agreement and the transactions contemplated hereby, and Davis Growth & Income Fund shall have furnished to Davis New York Venture Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of the Corporation; such shareholder approval shall have been by the affirmative vote required by the Maryland General Corporation Law and its charter documents at a meeting for which proxies have been solicited.

B. Davis Growth & Income Fund shall have received an opinion of counsel to the Corporation, dated the Closing Date, to the effect that (i) Davis Growth & Income Fund is an authorized series of Davis New York Venture Fund, Inc., a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with full corporate powers to carry on its business as then being conducted and to enter into and perform the Agreement; and (ii) that all corporate action necessary to make the Agreement, according to its terms, valid, binding and enforceable on Davis Growth & Income Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by Davis Growth & Income Fund.

C. The representations and warranties of Davis Growth & Income Fund contained herein shall be true and correct at and as of the Closing Date, and Davis New York Venture Fund shall have been furnished with a certificate of the President or a Vice President of the Corporation, dated the Closing Date, to that effect.

D. On the Closing Date, Davis Growth & Income Fund shall have furnished to Davis New York Venture Fund a certificate of the Treasurer or Assistant Treasurer of Davis Growth & Income Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to Davis Growth & Income Fund as of the Closing Date, and as to other financial matters which may be reasonably requested on behalf of Davis New York Venture Fund.

E. The Cash Reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of Davis Growth & Income Fund at the close of business on the Valuation Date.

F. A Registration Statement on Form N-14 filed by the Corporation, on behalf of Davis New York Venture Fund, under the Securities Act of 1933, as amended (the "1933 Act"), shall have become effective under the 1933 Act.

G. On the Closing Date, Davis New York Venture Fund shall have received a letter of an executive officer of Davis Selected Advisers, L.P. acceptable to Davis New York Venture Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of Davis Growth & Income Fund arising out of litigation brought against Davis Growth & Income Fund or claims asserted against it, or pending or to the best of his or her knowledge threatened claims or litigation not reflected in or apparent from the most recent audited financial statements and footnotes thereto of Davis Growth & Income Fund delivered to Davis New York Venture Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

H. Davis New York Venture Fund shall have received an opinion, dated the Closing Date, to the same effect as contemplated by Section 12.E. of this Agreement.

I. Davis New York Venture Fund shall have received at the Closing all of the assets of Davis Growth & Income Fund to be conveyed hereunder, which assets shall be free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever.

12. Conditions of Davis Growth & Income Fund. The obligations of Davis Growth & Income Fund hereunder shall be subject to the following conditions:

A. The Board of Directors of the Corporation shall have authorized the execution of the Agreement, and the transactions contemplated thereby, and Davis New York Venture Fund shall have furnished to Davis Growth & Income Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of the Corporation.

B. Davis Growth & Income Fund's shareholders shall have approved the Agreement and the transactions contemplated hereby, by an affirmative vote required by the Maryland General Corporation Law and its charter documents, and Davis Growth & Income Fund shall have furnished Davis New York Venture Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of the Corporation.

C. Davis Growth & Income Fund shall have received an opinion of counsel to the Corporation, dated the Closing Date, to the effect that (i) Davis New York Venture Fund is an authorized series of Davis New York Venture Fund, Inc., a corporation organized, validly existing and in good standing under the laws of the State of Maryland with full powers to carry on its business as then being conducted and to enter into and perform the Agreement; (ii) all corporate action necessary to make the Agreement, according to its terms, valid, binding and enforceable upon Davis New York Venture Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by Davis New York Venture Fund, and (iii) the shares of Davis New York Venture Fund to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable.

D. The representations and warranties of Davis New York Venture Fund contained herein shall be true and correct at and as of the Closing Date, and Davis Growth & Income Fund shall have been furnished with a certificate of the President or a Vice President of the Corporation to that effect dated the Closing Date.

E. Davis Growth & Income Fund shall have received an opinion of a nationally recognized accounting firm, the Corporation's legal counsel, or other legal counsel reasonably acceptable to the Corporation's officers, to the effect that the federal tax consequences of the transaction, if carried out in the manner outlined in the Agreement and in accordance with (i) Davis Growth & Income Fund's representation that to Davis Growth & Income Fund's best knowledge, there is no plan or intention by any Davis Growth & Income Fund shareholder to redeem, sell, exchange or otherwise dispose of a number of Davis New York Venture Fund shares received in the transaction that would reduce Davis Growth & Income Fund shareholders' ownership of Davis New York Venture Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding Davis Growth & Income Fund shares as of the same date, and (ii) the representation by each of Davis Growth & Income Fund and Davis New York Venture Fund that, as of the Closing Date, Davis Growth & Income Fund and Davis New York Venture Fund will qualify as regulated investment companies or will meet the diversification test of Section 368(a)(2)(F)(ii) of the Code, will be substantially as follows:

     i. The transactions contemplated by the Agreement will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

     ii. Davis Growth & Income Fund and Davis New York Venture Fund will each qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

     iii. No gain or loss will be recognized by the shareholders of Davis Growth & Income Fund upon the distribution of Class A, Class B, Class C and Class Y shares of beneficial interest in Davis New York Venture Fund to the shareholders of Davis Growth & Income Fund pursuant to Section 354 of the Code.

     iv. Under Section 361(a) of the Code, no gain or loss will be recognized by Davis Growth & Income Fund by reason of the transfer of substantially all its assets in exchange for Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund.

     v. Under Section 1032 of the Code, no gain or loss will be recognized by Davis New York Venture Fund by reason of the transfer of substantially all of Davis Growth & Income Fund's assets in exchange for Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund and Davis New York Venture Fund's assumption of certain liabilities of Davis Growth & Income Fund.

     vi. The shareholders of Davis Growth & Income Fund will have the same tax basis and holding period for the Class A, Class B, Class C and Class Y shares of beneficial interest in Davis New York Venture Fund that they receive as they had for Davis Growth & Income Fund shares that they previously held, pursuant to Section 358(a) and 1223(1), respectively, of the Code.

     vii. The securities transferred by Davis Growth & Income Fund to Davis New York Venture Fund will have the same tax basis and holding period in the hands of Davis New York Venture Fund as they had for Davis Growth & Income Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

F. The Cash Reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of Davis Growth & Income Fund at the close of business on the Valuation Date.

G. A Registration Statement on Form N-14 filed by the Corporation, on behalf of Davis New York Venture Fund, under the 1933 Act, containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act.

H. On the Closing Date, Davis Growth & Income Fund shall have received a letter of an executive officer of Davis Selected Advisers, L.P. acceptable to Davis Growth & Income Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of Davis New York Venture Fund arising out of litigation brought against Davis New York Venture Fund or claims asserted against it, or pending or, to the best of his or her knowledge, threatened claims or litigation not reflected in or apparent by the most recent audited financial statements and footnotes thereto of Davis New York Venture Fund delivered to Davis Growth & Income Fund. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

I. Davis Growth & Income Fund shall acknowledge receipt of the Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund.

13. Representations of Davis Growth & Income Fund. Davis Growth & Income Fund hereby represents and warrants that:

A. The financial statements of Davis Growth & Income Fund as of July 31, 2001 (audited), will present fairly the financial position, results of operations, and changes in net assets of Davis Growth & Income Fund as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from July 31, 2001, through the Closing Date there will not be any material adverse change in the business or financial condition of Davis Growth & Income Fund, it being agreed that a decrease in the size of Davis Growth & Income Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

B. Contingent upon approval of the Agreement and the transactions contemplated thereby by Davis Growth & Income Fund's shareholders, Davis Growth & Income Fund has authority to transfer all of the assets of Davis Growth & Income Fund to be conveyed hereunder free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

C. The Davis Growth & Income Fund Prospectus, as amended and supplemented, contained in the Corporation's Registration Statement under the 1933 Act, as amended, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

D. There is no material contingent liability of Davis Growth & Income Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Davis Growth & Income Fund, threatened against Davis Growth & Income Fund, not reflected in such Prospectus;

E. Except for the Agreement, there are no material contracts outstanding to which the Corporation, on behalf of Davis Growth & Income Fund, is a party other than those ordinary in the conduct of its business;

F. Davis Growth & Income Fund is an authorized series of the Corporation, a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; and has all necessary and material federal and state authorizations to own all of its assets and to carry on its business as now being conducted;

G. All federal and other tax returns and reports required by law to be filed on behalf of Davis Growth & Income Fund have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of Davis Growth & Income Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Davis Growth & Income Fund ended July 31, 2001, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due; and

H. The Corporation has elected to be treated as a regulated investment company and, for each fiscal year of its operations, Davis Growth & Income Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a series of a regulated investment company and Davis Growth & Income Fund intends to meet such requirements with respect to its current taxable year.

14. Representations of Davis New York Venture Fund. Davis New York Venture Fund hereby represents and warrants that:

A. The financial statements of Davis New York Venture Fund as of July 31, 2001 (audited), will present fairly the financial position, results of operations, and changes in net assets of Davis New York Venture Fund, as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from July 31, 2001, through the Closing Date there will not be, any material adverse changes in the business or financial condition of Davis New York Venture Fund, it being understood that a decrease in the size of Davis New York Venture Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

B. The Davis New York Venture Prospectuses, as amended and supplemented, contained the Corporation's Registration Statement under the 1933 Act, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

C. There is no material contingent liability of Davis New York Venture Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Davis New York Venture Fund, threatened against Davis New York Venture Fund, not reflected in such Prospectus;

D. Except for this Agreement, there are no material contracts outstanding to which the Corporation, on behalf of Davis New York Venture Fund, is a party other than those ordinary in the conduct of its business;

E. Davis New York Venture Fund is an authorized series of the Corporation, a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; Davis New York Venture Fund has all necessary and material federal and state authorizations to own all its properties and assets and to carry on its business as now being conducted; and the Class A, Class B, Class C and Class Y shares of Davis New York Venture Fund which it issues to Davis Growth & Income Fund pursuant to the Agreement will be duly authorized, validly issued, fully-paid and non-assessable, will conform to the description thereof contained in the Corporation's Registration Statement and will be duly registered under the 1933 Act and in the states where registration is required;

F. All federal and other tax returns and reports required by law to be filed on behalf of Davis New York Venture Fund have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of Davis New York Venture Fund no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Davis New York Venture Fund ended July 31, 2001, have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

G. The Corporation has elected to be treated as a regulated investment company and, for each fiscal year of its operations, Davis New York Venture Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a series of a regulated investment company and Davis New York Venture Fund intends to meet such requirements with respect to its current taxable year;

H. Davis New York Venture Fund has no plan or intention (i) to dispose of any of the assets transferred by Davis Growth & Income Fund, other than in the ordinary course of business, or (ii) to redeem or reacquire any of the Class A, Class B, Class C and Class Y shares issued by it in the reorganization other than pursuant to valid requests of shareholders; and

I. After consummation of the transactions contemplated by the Agreement, Davis New York Venture Fund intends to operate its business in a substantially unchanged manner.

15. Mutual Representations. Each Fund hereby represents to the other that no broker or finder has been employed by it with respect to the Agreement or the transactions contemplated hereby. Each Fund also represents and warrants to the other that the information concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles applied on a basis consistent with the preceding year. Each Fund also represents and warrants to the other that the Agreement is valid, binding and enforceable in accordance with its terms and that the execution, delivery and performance of the Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party.

16. Nonsurvival of Warranties; Termination of Series. The representations and warranties in or pursuant to this Agreement shall not survive the Reorganization. As promptly as is reasonably practicable after the liquidation of Davis Growth & Income Fund, the authority to issue shares of Davis Growth & Income Fund, and its classes, shall be terminated by an amendment to the Corporation's Articles of Incorporation.

17. Termination. The Corporation, on its behalf or on behalf of either Fund, may abandon and terminate the Agreement for any reason and there shall be no liability for damages or other recourse available to a Fund not so terminating this Agreement, provided, however, that in the event that a Fund shall cause this Agreement to be terminated without reasonable cause, the Fund so terminating shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

18. Counterparts. The Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to the Agreement shall not be assignable.

19. Entire Agreement, Amendments. All prior or contemporaneous agreements and representations are merged into the Agreement, which constitutes the entire contract. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the Corporation on behalf of both Funds.

20. Directors, Officers and Shareholders Not Liable. (a) Davis New York Venture Fund agrees that the obligations of Davis Growth & Income Fund under the Agreement are not binding upon any director, officer or shareholder of the Corporation personally, but bind only Davis Growth & Income Fund's property.

(b) Davis Growth & Income Fund agrees that the obligations of Davis New York Venture Fund under the Agreement are not binding upon any director, officer or shareholder of the Corporation personally, but bind only Davis New York Venture Fund's property.

(c) Nothing in this Agreement, expressed or implied, is intended to confer upon any other person or entity any rights or remedies by reason of this Agreement.


IN WITNESS WHEREOF, each of the parties has caused the Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                  DAVIS NEW YORK VENTURE FUND, INC.
                  on behalf of its series
                  DAVIS GROWTH & INCOME FUND


                  ----------------------------
                  By: Sharra Reed
                      Vice President and  Treasurer


                  DAVIS NEW YORK VENTURE FUNDS, INC.
                  on behalf of its series
                  DAVIS NEW YORK VENTURE FUND


                  --------------------------
                  By:  Thomas Tays
                       Vice President and Secretary

                                   EXHIBIT D
                          DAVIS NEW YORK VENTURE FUND
                                      AND
                           DAVIS GROWTH & INCOME FUND

                          AVERAGE ANNUAL TOTAL RETURNS
                       FOR THE PERIODS ENDED MAY 31, 2001

Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the average annual total returns for Davis New York Venture Fund and Davis Growth & Income Fund by Class of shares.

An explanation of the different performance calculations is set forth in the fund's shared Statement of Additional Information.

Each fund's average annual total return includes the applicable sales charge for Class A, Class B and Class C shares: For Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charges of 4% (1 year), 3% (3 year), 2% (5 year) and 0% (10 years or longer); for Class C, the contingent deferred sales charge of 1% (1 year). Because the fund's Class B shares convert to Class A shares eight years after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge on redemption and uses Class A performance for the period after conversion. There is no sales charge for Class Y shares.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED MAY 31, 2001


                        1-YEAR   3-YEAR   5-YEAR   10-YEAR     LIFE OF CLASS
                        ------   ------   ------   -------     -------------
DNYVF CLASS A
DGIF CLASS A

DNYVF CLASS B
DGIF CLASS B

DNYVF CLASS C
DGIF CLASS C

DNYVF CLASS Y
DGIF CLASS Y

                                   EXHIBIT E
                          DAVIS NEW YORK VENTURE FUND

                          AVERAGE ANNUAL TOTAL RETURNS
                       FOR THE PERIODS ENDED MAY 31, 2001


Comparison of Change in Value of $10,000, Hypothetical Investments in: Davis New York Venture Fund and Standard & Poor's 500 Index.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. An explanation of the different performance calculations is in the Fund's prospectus.

Past performance is not predictive of future performance. Graphs are not drawn to the same scale.

CLASS A SHARES

[Ten Year Performance Graph of DNYVF Class A shares versus the S&P 500 Index]


AVERAGE ANNUAL TOTAL RETURN OF CLASS A SHARES OF THE FUND AT MAY 31, 2001


                   1-YEAR       5-YEAR       10-YEAR    LIFE OF CLASS 02/17/69
------------  -------------  ------------- ----------  -----------------------
DNYVF                 xx%       xx%           xx%                xx%
S&P 500               xx%       xx%           xx%                xx%
------------  -------------  ------------- ----------  -----------------------

Class A returns include the current maximum initial sales charge of 4.75%.


CLASS B SHARES

[Life of Class Performance Graph of DNYVF Class B shares versus the S&P 500
Index]

AVERAGE ANNUAL TOTAL RETURN OF CLASS B SHARES OF THE FUND AT MAY 31, 2001
                   1-YEAR       5-YEAR       10-YEAR    LIFE OF CLASS  12/01/94
------------  -------------  ------------- ----------  -----------------------
DNYVF                 xx%       xx%           xx%                xx%
S&P 500               xx%       xx%           xx%                xx%
------------  -------------  ------------- ----------  -----------------------

Class B returns include the applicable contingent deferred sales charge of 4% (1-year), 2% (5-year) and 0% (since inception).

CLASS C SHARES

[Life of Class Performance Graph of DNYVF Class C shares versus the S&P 500
Index]


AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT MAY 31, 2001

                   1-YEAR       5-YEAR       10-YEAR    LIFE OF CLASS 12/20/94
------------  -------------  ------------- ----------  -----------------------
DNYVF                 xx%       xx%           xx%                xx%
S&P 500               xx%       xx%           xx%                xx%
------------  -------------  ------------- ----------  -----------------------

Class C returns include the contingent deferred sales charge of 1% for the 1-year period.


CLASS Y SHARES

[Life of Class Performance Graph of DNYVF Class Y shares versus the S&P 500
Index]

AVERAGE ANNUAL TOTAL RETURN OF CLASS C SHARES OF THE FUND AT MAY 31, 2001

                   1-YEAR       5-YEAR       10-YEAR    LIFE OF CLASS 10/02/96
------------  -------------  ------------- ----------  -----------------------
DNYVF                 xx%       xx%           xx%                xx%
S&P 500               xx%       xx%           xx%                xx%
------------  -------------  ------------- ----------  -----------------------

Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

                          DAVIS NEW YORK VENTURE FUND

                                PROXY/PROSPECTUS
                      STATEMENT OF ADDITIONAL INFORMATION
                                  __XX__, 2001


2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
1.800.279.0279

This Proxy/Prospectus Statement of Additional Information is not a Prospectus. This document contains additional information about Davis New York Venture Fund and supplements information in the Proxy Statement and Prospectus dated __xx__, 2001. It should be read together with the Proxy Statement and Prospectus, which may be obtained without charge by the Davis Funds at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706 or calling Davis Funds Shareholder Services at 1.800.279.2279

This Proxy/Prospectus Statement of Additional Information of Davis New York Venture Fund, Inc. consists of this cover page and the below listed documents. Each of the documents is incorporated by reference to the documents filed by Davis New York Venture Fund, Inc. (1933 Act Number 2-29858, CIK Number 0000071701) on EDGAR on the dates indicated. Shareholders may request paper copies of each of the following documents by calling Davis Funds Shareholder Services at 1-800-279-0279.:

1. Davis New York Venture Fund Prospectus for Class A, B, and C shares dated December 1, 2000 (485B POS filed on Edgar 11/30/00).

2. Davis New York Venture Fund Prospectus for Class Y shares dated December 1, 2000 (485B POS filed on Edgar 11/30/00).

3. Davis Growth & Income Fund for Class A,B, and C shares dated December 1, 2000, as amended June 18, 2001 (485B POS filed on Edgar 11/30/00, 497 filed on Edgar 06/18/01).

4. Davis Growth & Income Fund for Class Y shares dated December 1, 2000, as amended June 18, 2001 (485B POS filed on Edgar 11/30/00, 497 filed on Edgar 06/18/01).

5. Davis New York Venture Fund and Davis Growth & Income Fund shared Statement of Additional Information dated December 1, 2000, as amended July 23, 2001 (485B POS filed on Edgar 11/30/00, 497 filed on Edgar 06/18/01).

6. Davis New York Venture Fund Annual Report as of July 31, 2000 (N-30D filed on Edgar 10/02/00).

7. Davis New York Venture Fund Semi-Annual Report as of January 31, 2001 (N-30D filed on Edgar 03/29/01).

8. Davis Growth & Income Fund Annual Report as of July 31, 2000 (N-30D filed on Edgar 10/02/00).

9. Davis Growth & Income Fund Semi-Annual Report as of January 31, 2001(N-30D filed on Edgar 03/29/01).

                       DAVIS NEW YORK VENTURE FUND, INC.
                                   FORM N-14

                                     PART C

                               OTHER INFORMATION


Item 15.  Indemnification

Davis New York Venture Fund, Inc.'s Articles of Incorporation indemnifies its directors, officers and employees to the full extent permitted by Section 2-418 of the Maryland General Corporation Law, subject only to the provisions of the Investment Company Act of 1940. The indemnification provisions of the Maryland General Corporation Law (the "Law") permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

In addition, Davis New York Venture Fund, Inc.'s directors and officers are covered under a policy to indemnify them for loss (subject to certain deductibles) including costs of defense incurred by reason of alleged errors or omissions, neglect or breach of duty. The policy has a number of exclusions including alleged acts, errors, or omissions which are finally adjudicated or established to be deliberate, dishonest, malicious or fraudulent or to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties in respect to any registered investment company. This coverage is incidental to a general policy carried by Davis New York Venture Fund's adviser.

In addition to the foregoing indemnification, Davis New York Venture Fund Inc.'s Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.


Item 16. Exhibits

(1)(a) Articles of Incorporation. Amended and Restated Articles of Incorporation of Davis New York Venture Fund, Inc., incorporated by reference to Exhibit (1) of Registrant's registration statement 2-29858, filed on Edgar April 4, 1996.

(1)(b) Articles of Amendment of Articles of Incorporation, limiting liability of directors and officers, effective October 20, 1988, incorporated by reference to Exhibit 23(a)(2) of Registrant's registration statement 2-29858, filed on Edgar October 2, 2000.

(1)(c) Articles of Amendment, regarding stock classification, net asset value calculation and shareholder voting, dated August 29, 1994, incorporated by reference to Exhibit 23(a)(3) of Registrant's registration statement 2-29858, filed on Edgar October 2, 2000.

(1)(d) Articles of Amendment, changing name from New York Venture Fund, Inc., to Davis New York Venture Fund, Inc., effective October 1, 1995, incorporated by reference to Exhibit 23(a)(4) of Registrant's registration statement 2-29858, filed on Edgar October 2, 2000.

(1)(c) Articles Supplementary to Articles of Incorporation, designating the Davis Growth & Income Fund, incorporated by reference to Exhibit 23(a)(3) of Registrant's registration statement 2-29858, filed on Edgar November 30, 1999.

(2) By-laws. Amended and Restated Bylaws, incorporated by reference to Exhibit
(2) of Registrant's registration statement 2-29858, filed on Edgar December 1, 1997.

(3) Voting Trust Agreement. Not applicable.

(4) Copy of Agreement and Plan of Reorganization. Incorporated by reference to Exhibit C to the Proxy Statement included in this filing.

(5) Instruments Defining Rights of Security Holders. Not applicable.

(6)(a) Copies of Investment Advisory Contracts. Investment Advisory Agreement with Davis Selected Advisers, L.P., dated January 1, 2001. incorporated by reference to Exhibit (d)(1) of Registrant's registration statement 2-29858, filed on Edgar November 30, 2000.

(6)(b) Sub-Advisory Agreement between Davis Selected Advisers, L.P., and Davis Selected Advisers - NY, Inc., dated January 1, 2001, incorporated by reference to Exhibit (d)(2) of Registrant's registration statement 2-29858, filed on Edgar November 30, 2000

(7)(a) Underwriting Contracts. Distributing Agreement, as amended effective December 1, 1996, incorporated by reference to Exhibit (6) of Registrant's registration statement 2-29858, filed on Edgar October 1, 1996.

(7)(b) Transfer and Assumption Agreement dated July 31, 1997, incorporated by reference to Exhibit 23(6)(b) of Registrant's registration statement 2-29858, filed on Edgar August 7, 1997.

(8) Bonus or Profit Sharing Contracts. Not applicable.

(9) Custodian Agreements. Custodian Contract, dated September 5, 2000, incorporated by reference to Exhibit 23(g)(1) of Registrant's registration statement 2-29858, filed on Edgar October 2, 2000.

(10) Rule 12b-1 Plan. Distribution Plans for Class A, B, and C shares, as amended December 5, 2000. incorporated by reference to Exhibit (m)(1) of Registrant's registration statement 2-29858, filed on Edgar November 30, 2000

(11) Legal Opinion and Consent Opinion and Consent of Counsel, (D'Ancona & Pflaum LLC), to be filed by amendment.

(12) Tax Opinion and Consent.  Tax Opinion (KPMG LLP), to be filed by amendment

(13) Material Contracts Not Made in the Ordinary Course of Business. Not Applicable.

(14) Other Opinions.  Not Applicable.

(15) Omitted Financial Statements. Not Applicable.

(16) Powers of Attorneys. Powers of Attorney for all directors to file this Form N-1A, filed herein.

(17) Other Exhibits. Notice to shareholder letter, filed herein.


Item 17.  Undertakings

(a)   N/A.

(b)   N/A.

                       DAVIS NEW YORK VENTURE FUND, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 12th day of July, 2001.


                       DAVIS NEW YORK VENTURE FUND, INC.


                                      *By: /s/ Thomas Tays
                                         --------------------
                                           Thomas Tays
                                           Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

   Signature              Title                     Date
   ---------              -----                     ----

Christopher C. Davis*     President, Chief         November 28, 2000
---------------------     Executive Officer
Christopher C. Davis

Sharra L. Reed*           Principal Financial
---------------------     Officer and Treasurer    November 28, 2000
Sharr L. Reed

                                          * By: /s/ Thomas Tays
                                          ---------------------
                                          Thomas Tays
                                          Attorney-in-Fact

*Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed herein.

                                          /s/ Thomas Tays
                                          ---------------------
                                          Thomas Tays
                                          Attorney-in-Fact

                       DAVIS NEW YORK VENTURE FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on July 12, 2001, by the following persons in the capacities indicated.

Signature                                          Title
---------                                          -----

Wesley E. Bass. Jr.(1)                             Director
---------------------------
Wesley E. Bass, Jr.

Jeremy H. Biggs*                                   Director
---------------------------
Jeremy H. Biggs

Marc P. Blum*                                      Director
---------------------------
Marc P. Blum

Andrew A. Davis*                                   Director
---------------------------
Andrew A. Davis

Christopher C. Davis*                              Director
---------------------------
Christopher C. Davis

Jerry D. Geist*                                    Director
---------------------------
Jerry D. Geist

D. James Guzy*                                     Director
---------------------------
D. James Guzy

G. Bernard Hamilton*                               Director
---------------------------
G. Bernard Hamilton

Theodore B. Smith, Jr*                             Director
---------------------------
Theodore B. Smith, Jr.

Christian R. Sonne*                                Director
---------------------------
Christian R. Sonne

Marsha Williams*                                   Director
---------------------------
Marsha Williams

* Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed herein.

                                          /s/ Thomas Tays
                                          ---------------------
                                          Thomas Tays
                                          Attorney-in-Fact

                                  EXHIBIT LIST



Exhibit (11)  Power of Attorney
Exhibit (17)  Shareholder Notice Letter